FORTIS OPPORTUNITY VARIABLE ANNUITY
SEPARATE ACCOUNT A
ISSUED BY:
FIRST FORTIS LIFE INSURANCE COMPANY
P.O. BOX 64272
ST. PAUL, MINNESOTA 55164
ADMINISTERED BY:
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase the Fortis Opportunity Variable Annuity. Please read it carefully.

Fortis Opportunity Variable Annuity is a contract between you and First Fortis Life Insurance Company where you agree to make at least one Premium Payment and Fortis agrees to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.
--------------------------------------------------------------------------------

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD BLUE CHIP STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Blue Chip Stock HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Bond HLS Fund of Hartford Series Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund of Hartford Series Fund,Inc.

- HARTFORD CAPITAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Stock HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD LARGE CAP GROWTH HLS FUND SUB- which purchases Class IA shares of Hartford LargeCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD MID CAP STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Stock HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MULTISECTOR BOND HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Multisector Bond HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD SMALL CAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Value HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund of Hartford Series Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, the Statement of Additional Information is filed with the Securities and Exchange Commission ("SEC").

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 1, 2003
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2003

FIRST FORTIS LIFE INSURANCE COMPANY                                            3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
HIGHLIGHTS                                                        9
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     10
----------------------------------------------------------------------
  First Fortis Life Insurance Company                            10
----------------------------------------------------------------------
  The Separate Account                                           10
----------------------------------------------------------------------
  The Funds                                                      10
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  12
----------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                       13
----------------------------------------------------------------------
THE CONTRACT                                                     14
----------------------------------------------------------------------
  Purchases and Contract Value                                   14
----------------------------------------------------------------------
  Charges and Fees                                               16
----------------------------------------------------------------------
  Death Benefit                                                  18
----------------------------------------------------------------------
  Surrenders                                                     19
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  20
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         22
----------------------------------------------------------------------
OTHER INFORMATION                                                22
----------------------------------------------------------------------
  Legal Matters                                                  23
----------------------------------------------------------------------
  More Information                                               23
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       23
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         28
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          29
----------------------------------------------------------------------
APPENDIX II -- ACCUMULATION UNIT VALUES                          33
----------------------------------------------------------------------

4                                            FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION PERIOD: The time after you purchase the Contract until we begin to make Annuity Payouts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Hartford Life Insurance Company administers these Contracts. Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender each Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY PERIOD: The time during which we make Annuity Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person entitled to receive a Death Benefit upon the death of the Contract Owner.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death. This is only available if you own a Non-Qualified Contract.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FORTIS: First Fortis Life Insurance Company, the company that issued this Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Fortis and/or Hartford.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to

FIRST FORTIS LIFE INSURANCE COMPANY                                            5
--------------------------------------------------------------------------------
the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                            FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR

WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (as a percentage of
  Premium Payments) (1)                                            5%
    First Year (2)                                                 5%
---------------------------------------------------------------------
    Second Year                                                    5%
---------------------------------------------------------------------
    Third Year                                                     5%
---------------------------------------------------------------------
    Fourth Year                                                    5%
---------------------------------------------------------------------
    Fifth Year                                                     5%
---------------------------------------------------------------------
    Sixth Year or later                                            0%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value)
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
    Administrative Charge                                       0.10%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.35%
---------------------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $25,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

FIRST FORTIS LIFE INSURANCE COMPANY                                            7
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                           Minimum      Maximum
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)       0.44%        1.05%
---------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                   OTHER          TOTAL FUND
                                                              MANAGEMENT FEES    EXPENSES     OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                         0.63%           0.04%            0.67%
----------------------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock HLS Fund                                  0.88%           0.04%            0.92%
----------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                             0.47%           0.04%            0.51%
----------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                             0.64%           0.05%            0.69%
----------------------------------------------------------------------------------------------------------------
Hartford Capital Opportunities HLS Fund                            0.90%           0.15%            1.05%
----------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                   0.74%           0.07%            0.81%
----------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                                0.75%           0.04%            0.79%
----------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund                             0.62%           0.04%            0.66%
----------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                       0.78%           0.04%            0.82%
----------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                            0.40%           0.04%            0.44%
----------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                      0.72%           0.09%            0.81%
----------------------------------------------------------------------------------------------------------------
Hartford International Stock HLS Fund                              0.85%           0.12%            0.97%
----------------------------------------------------------------------------------------------------------------
Hartford Large Cap Growth HLS Fund                                 0.90%           0.05%            0.95%
----------------------------------------------------------------------------------------------------------------
Hartford Mid Cap Stock HLS Fund                                    0.90%           0.07%            0.97%
----------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.45%           0.04%            0.49%
----------------------------------------------------------------------------------------------------------------
Hartford Multisector Bond HLS Fund                                 0.75%           0.08%            0.83%
----------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                                  0.64%           0.05%            0.69%
----------------------------------------------------------------------------------------------------------------
Hartford Small Cap Value HLS Fund                                  0.87%           0.05%            0.92%
----------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                            0.46%           0.03%            0.49%
----------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                       0.46%           0.03%            0.49%
----------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund                              0.69%           0.04%            0.73%
----------------------------------------------------------------------------------------------------------------

8                                            FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year                                                         $  728
----------------------------------------------------------------------
3 years                                                        $1,283
----------------------------------------------------------------------
5 years                                                        $1,839
----------------------------------------------------------------------
10 years                                                       $2,850
----------------------------------------------------------------------

(2)  If you annuitize at the end of the applicable time period:

1 year                                                         $  246
----------------------------------------------------------------------
3 years                                                        $  774
----------------------------------------------------------------------
5 years                                                        $1,329
----------------------------------------------------------------------
10 years                                                       $2,839
----------------------------------------------------------------------

(3)  If you do not Surrender your Contract:

1 year                                                         $  255
----------------------------------------------------------------------
3 years                                                        $  784
----------------------------------------------------------------------
5 years                                                        $1,339
----------------------------------------------------------------------
10 years                                                       $2,850
----------------------------------------------------------------------

FIRST FORTIS LIFE INSURANCE COMPANY                                            9
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $50 and subsequent Premium Payments must be at least $50, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract.

We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
        0-1                  5%
-----------------------------------------
         2                   5%
-----------------------------------------
         3                   5%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   5%
-----------------------------------------
     6 or more               0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x Premium Payments or earnings that have been in your Contract for more than five years

x  Distributions made due to death

x  Distributions under a program for substantially equal periodic payments

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct a $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $25,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.10% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2 , you may have to pay an income tax penalty. Surrenders may also be subject to a Contingent Deferred Sales Charge.

WILL FORTIS PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner or Annuitant dies before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds until we receive proof of death and complete instructions from all the Beneficiaries.

The Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus any partial Surrenders;
  or

- The Contract Value of your Contract; or

- The Contract Value on the last five-year Contract Anniversary before the earlier of the decedent's death or age 75, minus any partial Surrenders since that anniversary.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for 10 or 20 years, Joint and 1/2 Contingent Survivor Annuity, and Joint and Full Survivor Annuity. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 90th birthday unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the completion of the 2nd Contract Year. If you do not tell us what Annuity Payout Option you want before that time, we

10                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
will make Automatic Annuity Payouts under the Life Annuity with Payments Guaranteed for 10 Years.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

FIRST FORTIS LIFE INSURANCE COMPANY

First Fortis Life Insurance Company ("Fortis") is the issuer of the contracts. Fortis is a New York corporation founded in 1971. It is qualified to sell life insurance and annuity contracts in New York. Fortis is a wholly owned subsidiary of Fortis, Inc., which is itself indirectly owned 50% by Fortis N.V. and 50% by Fortis (SA/NV). Fortis, Inc. manages the United States operations for these two companies.

Fortis N.V. is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Fortis (SA/NV) is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. Fortis N.V. and Fortis (SA/NV) have merged their operating companies under the trade name of Fortis. The Fortis group of companies is active in insurance, banking, financial services, and real estate development in the Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim.

All of the guarantees and commitments under the contracts are general obligations of Fortis, regardless of whether you have allocated the contract value to the Separate Account or to the Fixed Accumulation Feature. None of Fortis' affiliated companies has any legal obligation to back Fortis' obligations under the contracts.

On April 1, 2001, Fortis, Inc., the parent company of Fortis entered into an agreement with Hartford Life Insurance Company ("Hartford") to co-insure the obligations of Fortis under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.
                                FORTIS' RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING        RATING          BASIS OF RATING
------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.             3/11/03                A    Financial strength
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

These ratings apply to Fortis' ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on October 1, 1993 as "Separate Account A" and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account, Fortis or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Fortis or Hartford may conduct.

- Is not affected by the rate of return of Fortis' General Account or Hartford's General Account or by the investment performance of any of Fortis' or Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Hartford Series Fund, Inc. is a Maryland Corporation registered with the Securities and Exchange Commission as an as an open-end management investment company. Hartford HLS Funds are sponsored and administered by Hartford. Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Index HLS Fund and Hartford Money Market HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford Stock HLS Fund are series of Hartford Series Fund, Inc.

Hartford HLS Series Fund II, Inc. is a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford U.S. Government Securities HLS Fund, Hartford Multisector Bond
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FIRST FORTIS LIFE INSURANCE COMPANY                                           11
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HLS Fund, Hartford International Stock HLS Fund, Hartford Value Opportunities
HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Large Cap Growth HLS Fund, Hartford Mid Cap Stock HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Small Cap Value HLS Fund and Hartford SmallCap Growth HLS Fund are series of the Hartford HLS Series Fund
II, Inc.,

HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to the Funds.

Hartford Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Advisers HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund and Hartford Stock HLS Fund are sub-advised by Wellington Management Company, LLP ("Wellington").

Hartford Money Market HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Bond HLS Fund, Hartford High Yield HLS Fund, and Hartford Index HLS Fund are sub-advised by Hartford Investment Management Company ("HIMCO").

Hartford Multisector Bond HLS Fund is sub-advised by A I M Capital Management, Inc.

Hartford International Stock HLS Fund is sub-advised by Lazard Asset Management.

Hartford Blue Chip Stock HLS Fund is sub-advised by T. Rowe Price
Associates, Inc.

Hartford Capital Opportunities HLS Fund is sub-advised by Massachusetts Financial Services Company.

Hartford Large Cap Growth HLS Fund is sub-advised by Alliance Capital Management L.P.

Hartford Mid Cap Stock HLS Fund is sub-advised by The Dreyfus Corporation.

Hartford Small Cap Value HLS Fund is sub-advised by Janus Capital Management, LLC. which has contracted with Perkins, Wolf, McDonnell & Company to provide day-to-day investment management for the Series.

The shares of certain Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BLUE CHIP STOCK HLS FUND -- Seeks long-term growth of capital. Current income is a secondary objective. Sub-advised by T. Rowe Price Associates, Inc.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD CAPITAL OPPORTUNITIES HLS FUND -- Seeks capital appreciation. Sub-advised by Massachusetts Financial Services Company.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL STOCK HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Lazard Asset Management.

HARTFORD LARGE CAP GROWTH HLS FUND -- Seeks long-term growth of capital. Sub-advised by Alliance Capital Management L.P.

HARTFORD MID CAP STOCK HLS FUND -- Seeks total investment returns, including capital appreciation and income that consistently outperform the Standard & Poor's 400 MidCap Index ("S&P MidCap"). Sub-advised by The Dreyfus Corporation.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MULTISECTOR BOND HLS FUND -- Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Sub-advised by A I M Capital Management, Inc.
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12                                           FIRST FORTIS LIFE INSURANCE COMPANY
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HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington.

HARTFORD SMALL CAP VALUE HLS FUND -- Seeks short-term capital appreciation. Sub-advised by Janus Capital Management, LLC.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing a high level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Fortis has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Fortis, or its agents, provide administrative and distribution related services and the Funds pay fees that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the
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FIRST FORTIS LIFE INSURANCE COMPANY                                           13
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relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating
Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE, WHICH IS CALLED THE FIXED ACCOUNT IN YOUR CONTRACT, IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The maximum allowed to be invested in the Fixed Accumulation Feature is $500,000.

Currently, we guarantee that we will credit interest at a rate of not less than 4% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 4% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 4% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs
(the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a
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14                                           FIRST FORTIS LIFE INSURANCE COMPANY
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6-Month Transfer Program or 12-Month Transfer Program subject to Program rules.
The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $50. For additional Premium Payments, the minimum Premium Payment is $50. Under certain situations, we may allow smaller Premium Payments, for example, if you are part of our InvestEase-Registered Trademark-Program or certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.
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FIRST FORTIS LIFE INSURANCE COMPANY                                           15
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You and your Annuitant must not be older than age 90 on the date that your
Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement at least annually which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation. After the Annuity Commencement Date, the Payee may make four Sub-Account Transfers.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in
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16                                           FIRST FORTIS LIFE INSURANCE COMPANY
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  writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Fortis or Hartford may modify these restrictions at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to any transfer restrictions in place, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year during the Accumulation Period, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. The transfers must be for $500 or more. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 50% of your total amount in the Fixed Accumulation Feature, unless the balance is less than $1,000, then you may transfer the entire amount, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature. After the Annuity Commencement Date, you may not make transfers from the Fixed Account Feature.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
        0-1                  5%
-----------------------------------------
         2                   5%
-----------------------------------------
         3                   5%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   5%
-----------------------------------------
     6 or more               0%
-----------------------------------------

The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:

- ANNUAL WITHDRAWAL AMOUNT -- During the first five years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

FIRST FORTIS LIFE INSURANCE COMPANY                                           17
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- SURRENDERS MADE FROM PREMIUM PAYMENTS INVESTED FOR MORE THAN FIVE YEARS --
  After the fifth Contract Year, you may take the total of: (a) all Premium Payments held in your Contract for more than five years, and (b) 10% of Premium Payments made during the last five years and (c) all of your earnings.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 60 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 60 calendar days of the last day of confinement. This waiver may not be available in all states. This waiver is also not available for confinements due to substance abuse or mental disorders without a demonstrable organic disease. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- On or after the Annuitant's 90th birthday.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- For substantially equal periodic payments. We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- Upon cancellation during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ADMINISTRATIVE CHARGE

This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.10% of the Contract Values held in the Separate Account.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $25,000. The charge is deducted proportionately from each Account in which you are invested.
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18                                           FIRST FORTIS LIFE INSURANCE COMPANY
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WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $25,000 or more on your Contract Anniversary or when you fully Surrender your Contract. We reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses accompanying this prospectus.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner or Annuitant dies before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us along with complete instructions from all beneficiaries on how to pay the death benefit.

Until we receive proof of death and the completed instructions from the Beneficiary, the Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

The Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus any partial Surrenders;
  or

- The Contract Value of your Contract; or

- The Contract Value on the last five-year Contract Anniversary before the earlier of the decedent's death or age 75, minus any partial Surrenders since that anniversary.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive proof of death and complete instructions from the Beneficiary, we will compute the Death Benefit to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for the total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, "Death Benefit Remaining with the Company", to leave proceeds from the Death Benefit with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

There is a limit on the amount of the Death Benefit that we will pay that is in excess of the Contract Value. The excess payable by us upon the death of any one person on all annuity policies issued by Fortis will not be more than $500,000. If there are multiple annuity contracts providing a Death Benefit upon the death of an individual and the other contracts do not contain a similar limitation, the reduction of the death benefit by the amount of any such excess over $500,000 will be subtracted entirely from the death benefit payable under the Contract offered by this prospectus. If there are multiple contracts and the other contracts do contain a similar limitation, the death benefit on all of such contracts will be reduced, each being reduced by a proportionate amount of any such excess.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.
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FIRST FORTIS LIFE INSURANCE COMPANY                                           19
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If the Contract Owner dies on or after the Annuity Commencement Date under an
Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Any Surrenders by the spouse will be subject to the same Contingent Deferred Sales Charge applicable to the original Contract Owner. Spousal Contract Continuation will only apply one time for each Contract.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date and while the Annuitant is living, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Contingent Deferred Sales Charge and Premium Taxes. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date and while the Annuitant is living. There are two restrictions:

- The partial Surrender amount must be at least equal to $500, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $1,000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:
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20                                           FIRST FORTIS LIFE INSURANCE COMPANY
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PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FOUR
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 91th birthday. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the end of the 2nd Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select either 10 or 20 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years.

JOINT AND FULL SURVIVOR ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies.

JOINT AND 1/2 CONTINGENT SURVIVOR ANNUITY

We make Payouts as long as both the Annuitant and Joint Annuitant are alive. When one Annuitant dies, we will make Payouts equal to 1/2 the original payout to the other Annuitant until that second Annuitant dies.

We may offer other Annuity Payout Options.
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FIRST FORTIS LIFE INSURANCE COMPANY                                           21
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IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semiannually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds. The AIR for this Contract is 4%.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

4. DO YOU WANT FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed dollar amounts, variable dollar amounts or a combination depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar
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amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any changes to a Program will not affect Contract Owners currently enrolled in the Program.

INVESTEASE-REGISTERED TRADEMARK- -- InvestEase, which was formerly called "PAC," is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Woodbury Financial Services ("WFS") serves as
Principal Underwriter for the securities issued with respect to the Separate Account. WFS is registered with the
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FIRST FORTIS LIFE INSURANCE COMPANY                                           23
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Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. It is an affiliate of ours. WFS is ultimately controlled by The Hartford. The principal business address of WFS is 500 Bielenberg Drive, Woodbury, MN 55125. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with WFS.

Commissions will be paid by Fortis and will not be more than 7% of Premium Payments. From time to time, Fortis may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by WFS and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. WFS, its affiliates or Fortis may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by WFS, its affiliates or Fortis out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

INDEPENDENT PUBLIC ACOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of First Fortis Life Insurance Company Separate Account A for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to New York law is Douglas R. Lowe, corporate counsel, First Fortis Life Insurance Company, 500 Bielenberg Drive, Woodbury, MN 55125.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Fortis in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF FORTIS AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Fortis which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.
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24                                           FIRST FORTIS LIFE INSURANCE COMPANY
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C.  TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN
QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).
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FIRST FORTIS LIFE INSURANCE COMPANY                                           25
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    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to
August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
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26                                           FIRST FORTIS LIFE INSURANCE COMPANY
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    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-
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FIRST FORTIS LIFE INSURANCE COMPANY                                           27
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accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


----------------------------------------------------------------------
GENERAL INFORMATION
----------------------------------------------------------------------
    Safekeeping of Assets
----------------------------------------------------------------------
    Independent Accountants
----------------------------------------------------------------------
    Non-Participating
----------------------------------------------------------------------
    Misstatement of Age or Sex
----------------------------------------------------------------------
    Principal Underwriter
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
----------------------------------------------------------------------
    Total Return for all Sub-Accounts
----------------------------------------------------------------------
    Yield for Sub-Accounts
----------------------------------------------------------------------
    Money Market Sub-Accounts
----------------------------------------------------------------------
    Additional Materials
----------------------------------------------------------------------
    Performance Comparisons
----------------------------------------------------------------------
PERFORMANCE TABLES
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

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FIRST FORTIS LIFE INSURANCE COMPANY                                           29
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a

30                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Fortis is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

FIRST FORTIS LIFE INSURANCE COMPANY                                           31
--------------------------------------------------------------------------------

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

32                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section
403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section
403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

FIRST FORTIS LIFE INSURANCE COMPANY                                           33
--------------------------------------------------------------------------------

APPENDIX II -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus. There is no information for Hartford International Opportunities HLS Fund, Hartford Stock HLS Fund and Hartford Capital Appreciation HLS Fund Sub-Accounts because as of December 31, 2002, the Sub-Accounts had not commenced operation.

                                                                                       YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                             2002    2001    2000    1999    1998    1997    1996
------------------------------------------------------------------------------------------------------------------------------

HARTFORD ADVISERS HLS FUND
    Accumulation Unit Value at beginning of period                     $ 3.515 $ 3.737 $ 3.816 $ 3.498 $ 2.844 $ 2.315 $ 2.167
------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 2.990 $ 3.515 $ 3.737 $ 3.816 $ 3.498 $ 2.844 $ 2.315
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            637     802     923     798     867     543      63
------------------------------------------------------------------------------------------------------------------------------
HARTFORD BLUE CHIP STOCK HLS FUND
    Accumulation Unit Value at beginning of period                     $17.526 $20.758 $21.571 $18.238 $14.429 $11.520 $10.000
------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $13.072 $17.526 $20.758 $21.571 $18.238 $14.429 $11.520
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            215     304     325     256     175     101      30
------------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
    Accumulation Unit Value at beginning of period                     $ 2.230 $ 2.080 $ 1.882 $ 1.947 $ 1.825 $ 1.661 $ 1.708
------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 2.422 $ 2.230 $ 2.080 $ 1.882 $ 1.947 $ 1.825 $ 1.661
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          1,118     758     684     757     598     149      21
------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
    Accumulation Unit Value at beginning of period                     $ 6.595 $ 8.754 $10.000      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 4.630 $ 6.595 $ 8.754      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             23      45       3      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
    Accumulation Unit Value at beginning of period                     $20.373 $24.754 $26.998 $18.199 $13.847 $18.510 $17.688
------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $16.178 $20.373 $24.754 $26.998 $18.199 $13.847 $18.510
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             69      86      75      54      41      21       9
------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
    Accumulation Unit Value at beginning of period                     $21.989 $24.231 $26.030 $21.657 $18.337 $15.468 $13.675
------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $16.345 $21.989 $24.231 $26.030 $21.657 $18.337 $15.468
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            262     133     390     405     326     138      14
------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
    Accumulation Unit Value at beginning of period                     $ 4.626 $ 6.079 $ 5.925 $ 3.870 $ 3.296 $ 2.972 $ 2.840
------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 3.302 $ 4.626 $ 6.079 $ 5.925 $ 3.870 $ 3.296 $ 2.972
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            424     560     603     594     342     197      89
------------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
    Accumulation Unit Value at beginning of period                     $11.763 $11.611 $11.649 $11.276 $10.913 $11.928 $11.264
------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $10.811 $11.763 $11.611 $11.649 $11.276 $10.913 $11.928
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             96     117     121     143     133      47      10
------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
    Accumulation Unit Value at beginning of period                     $17.136 $19.807 $22.185 $18.662 $14.771 $11.290 $10.000
------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $13.111 $17.136 $19.807 $22.185 $18.662 $14.771 $11.290
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            400     545     590     560     385      97       5
------------------------------------------------------------------------------------------------------------------------------

34                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                       YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                             2002    2001    2000    1999    1998    1997    1996
------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL STOCK HLS FUND
    Accumulation Unit Value at beginning of period                     $13.126 $17.572 $19.711 $16.113 $14.022 $12.691 $11.706
------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $11.688 $13.126 $17.572 $19.711 $16.113 $14.022 $12.691
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            104     159     121      99      76      36      10
------------------------------------------------------------------------------------------------------------------------------
HARTFORD LARGE CAP GROWTH HLS FUND
    Accumulation Unit Value at beginning of period                     $10.029 $11.946 $14.754 $11.755 $10.000      --      --
------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.823 $10.029 $11.946 $14.754 $11.755      --      --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            228     283     279     201      69      --      --
------------------------------------------------------------------------------------------------------------------------------
HARTFORD MID CAP STOCK HLS FUND
    Accumulation Unit Value at beginning of period                     $10.685 $11.303 $10.538 $ 9.625 $10.000      --      --
------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.165 $10.685 $11.303 $10.538 $ 9.625      --      --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             78      87      65      39      17      --      --
------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
    Accumulation Unit Value at beginning of period                     $ 1.705 $ 1.664 $ 1.590 $ 1.536 $ 1.479 $ 1.424 $ 1.384
------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.707 $ 1.705 $ 1.664 $ 1.590 $ 1.536 $ 1.479 $ 1.424
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            740   1,093     696     798     319     171      32
------------------------------------------------------------------------------------------------------------------------------
HARTFORD MULTISECTOR BOND HLS FUND
    Accumulation Unit Value at beginning of period                     $12.957 $12.436 $12.092 $13.254 $11.837 $11.962 $11.400
------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $13.287 $12.957 $12.436 $12.092 $13.254 $11.837 $11.962
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             54      66      45      28      15       6       1
------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL CAP GROWTH HLS FUND
    Accumulation Unit Value at beginning of period                     $21.561 $27.382 $32.680 $15.829 $13.241 $13.233 $14.475
------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $15.138 $21.561 $27.382 $32.680 $15.829 $13.241 $13.233
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             84     133     136     121      88      46       9
------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL CAP VALUE HLS FUND
    Accumulation Unit Value at beginning of period                     $15.945 $13.357 $10.659 $ 9.367 $10.000      --      --
------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $13.345 $15.945 $13.357 $10.659 $ 9.367      --      --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            109     177      79      54      12      --      --
------------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
    Accumulation Unit Value at beginning of period                     $20.852 $19.655 $17.823 $18.421 $17.150 $15.935 $15.192
------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $22.780 $20.852 $19.655 $17.823 $18.421 $17.150 $15.935
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            150     108      92      72      71      13       1
------------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
    Accumulation Unit Value at beginning of period                     $17.843 $18.559 $15.875 $14.768 $13.652 $11.049 $10.000
------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $13.211 $17.843 $18.559 $15.875 $14.768 $13.652 $11.049
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            121     161     172     180     161      56      16
------------------------------------------------------------------------------------------------------------------------------

To obtain a Statement of Additional Information, please complete the form below and mail to:

    First Fortis Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for First Fortis Masters variable annuity to me at the following address:

--------------------------------------------------------------------------------

                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                      FIRST FORTIS LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                          OPPORTUNITY VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to First Fortis Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2003
Date of Statement of Additional Information: May 1, 2003

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Independent Accountants                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           4
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

2                                            FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Fortis holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Fortis' general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The statements of assets and liabilities of First Fortis Life Insurance Company Separate Account A as of December 31, 2002 and the related statements of operation and changes in net assets for the period then ended, included in this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and elsewhere in the registration statement, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The financial statements of First Fortis Life Insurance Company Separate Account A for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of First Fortis Life Insurance Company Separate Account A for the year ending
December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

INDEPENDENT ACCOUNTANTS

The financial statements of First Fortis Life Insurance Company as of
December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 650 Third Avenue South, Suite 1300, Minneapolis, MN 55402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Woodbury Financial Services, Inc. ("Woodbury Financial"), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. Fortis Benefits paid a total of $815,893, $400,793 and $30,780 to Woodbury Financial for annuity contract distribution services during 2000, 2001 and 2002 respectively. Of these totals, the sums of $471,691, $471,749 and $10,993 for the years 2000, 2001 and 2002 respectively, was not reallowed to other broker-dealers.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

FIRST FORTIS LIFE INSURANCE COMPANY                                            3
--------------------------------------------------------------------------------

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Fortis uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and expense risk charge, the highest possible contingent deferred charge, any applicable administrative charge or annual maintenance fee.

The formula Fortis uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and any annual maintenance fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge or annual maintenance fee.

The formula Fortis uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Fortis takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Fortis then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Fortis then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Fortis deducts for mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Fortis uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

4                                            FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Fortis may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

FIRST FORTIS LIFE INSURANCE COMPANY                                            5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                SUB-ACCOUNT                                                            SINCE
SUB-ACCOUNT                                    INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                       10/01/1993            -22.05%           -2.60%             N/A             4.48%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock HLS Fund                05/01/1996            -31.99%           -5.46%             N/A             1.95%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                           10/01/1993              0.61%            1.99%             N/A             2.39%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund           10/01/1993            -27.59%            1.41%             N/A             7.89%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Opportunities HLS Fund          05/01/2000            -36.16%             N/A              N/A           -30.88%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                 10/01/1998            -27.41%             N/A              N/A            -0.31%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund              05/29/1998            -32.23%             N/A              N/A            -6.44%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund           10/01/1993            -35.04%           -3.26%             N/A             2.29%
---------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                     10/01/1998            -15.54%             N/A              N/A            -5.08%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                          10/01/1993            -30.16%           -5.92%             N/A             5.18%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund    10/01/1993            -25.93%           -7.68%             N/A            -2.11%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Stock HLS Fund            01/03/1995            -18.26%           -7.38%             N/A            -0.40%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Large Cap Growth HLS Fund               05/01/1998            -38.22%             N/A              N/A           -11.96%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mid Cap Stock HLS Fund                  05/01/1998            -21.36%             N/A              N/A            -6.12%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                   10/01/1993             -7.74%           -1.07%             N/A             0.01%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Multisector Bond HLS Fund               01/03/1995             -5.43%           -1.69%             N/A             0.87%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund               05/02/1994            -36.15%           -0.34%             N/A             2.62%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Value HLS Fund                05/01/1998            -23.34%             N/A              N/A             2.59%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                          10/01/1993            -31.85%           -5.04%             N/A             5.36%
---------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund     10/01/1993              1.25%            2.02%             N/A             1.72%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund            05/01/1996            -32.51%           -4.36%             N/A             1.95%
---------------------------------------------------------------------------------------------------------------------------------

6                                            FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                    FUND                                                               SINCE
SUB-ACCOUNT                                    INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                       03/31/1983            -14.95%            1.01%            7.17%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock HLS Fund                05/01/1996            -25.41%           -1.96%             N/A             4.10%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                           08/31/1977              8.61%            5.82%            6.02%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund           04/02/1984            -20.78%            4.65%           10.83%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Opportunities HLS Fund          05/01/2000            -29.80%             N/A              N/A           -25.07%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                 10/01/1998            -20.59%             N/A              N/A             3.73%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund              05/29/1998            -25.67%             N/A              N/A            -2.47%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund           03/24/1987            -28.62%            0.04%            5.16%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                     10/01/1998             -8.10%             N/A              N/A            -0.22%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                          05/01/1987            -23.49%           -2.36%            7.29%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund    07/02/1990            -19.03%           -3.95%            2.61%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Stock HLS Fund            01/03/1995            -10.96%           -3.58%             N/A             1.97%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Large Cap Growth HLS Fund               05/01/1998            -31.97%             N/A              N/A            -7.86%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mid Cap Stock HLS Fund                  05/01/1998            -14.23%             N/A              N/A            -1.85%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                   06/30/1980              0.11%            2.91%            3.06%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Multisector Bond HLS Fund               01/03/1995              2.54%            2.34%             N/A             3.62%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund               05/02/1994            -29.79%            2.71%             N/A             4.90%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Value HLS Fund                05/01/1998            -16.30%             N/A              N/A             6.38%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                          08/31/1977            -25.26%           -1.58%            7.81%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund     03/24/1987              9.25%            5.84%            5.35%             N/A
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund            05/01/1996            -25.96%           -0.65%             N/A             4.26%
---------------------------------------------------------------------------------------------------------------------------------

FIRST FORTIS LIFE INSURANCE COMPANY                                            7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                             YIELD            EFFECTIVE YIELD
--------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                              -0.30%                -0.30%
--------------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                        1.28%
---------------------------------------------------------------------------
Hartford Bond HLS Fund                                              3.61%
---------------------------------------------------------------------------
Hartford Multisector Bond HLS Fund                                  4.78%
---------------------------------------------------------------------------
Hartford High Yield HLS Fund                                        7.73%
---------------------------------------------------------------------------

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
FIRST FORTIS LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

We have audited the accompanying statements of assets and liabilities, of First Fortis Life Insurance Company ("the Company"), Separate Account A comprising the Alliance International Portfolio, Alliance Money Market Portfolio, Alliance Premier Growth Portfolio, American Century VP Balanced Fund, American Century VP Capital Appreciation Fund, Federated American Leaders Fund II, Federated Fund for U.S. Government Securities Fund II, Federated High Income Bond Fund II, Federated Utility Fund II, Hartford Advisers HLS Fund, Hartford American Leaders HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Blue Chip Stock II HLS Fund, Hartford Bond HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Stock HLS Fund, Hartford International Stock II HLS Fund, Hartford Investors Growth HLS Fund, Hartford Large Cap Growth HLS Fund, Hartford Mid Cap Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Multisector Bond HLS Fund, Hartford Small Cap Value HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value Opportunities HLS Fund, ING VP Emerging Markets Fund, ING VP Natural Resources Trust, INVESCO Health Sciences Fund, INVESCO Technology Fund, INVESCO Equity Fund, MFS Emerging Growth Series, MFS High Income Series, MFS Strategic Income Series, Montgomery Variable Series: Emerging Markets Fund, Neuberger Berman AMT Limited Maturity Bond Portfolio, Neuberger Berman AMT Partners Portfolio, SAFECO Equity Portfolio, SAFECO Growth Opportunities Portfolio, The Strong Discovery Fund II, The Strong International Stock
Fund II, The Strong Mid Cap Growth Fund II, Van Eck Worldwide Bond Fund, and the Van Eck Worldwide Hard Assets Fund as of December 31, 2002, and the related statements of operations and statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of changes in net assets and financial highlights included in footnote 6, both for the year ended
December 31, 2001 were audited by other auditors whose report, dated
February 22, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the First Fortis Life Insurance Company Separate Account A as of December 31, 2002, the results of their operations, and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 28, 2003

_____________________________________ SA-1 _____________________________________

COPY -- THIS REPORT HAS NOT BEEN RE-ISSUED BY ARTHUR ANDERSEN LLP

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO FIRST FORTIS LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of First Fortis Life Insurance Company Separate Account A (Fortis Series Fund, Inc. Growth Stock, U.S. Government Securities, Money Market, Asset Allocation, Diversified Income, Global Growth, Aggressive Growth, Growth & Income, High Yield, International Stock II, Multisector Bond, International Stock, Value, S&P 500 Index, Blue Chip, Mid Cap Stock, Large Cap Growth, Small Cap Value, Global Equity, Investors Growth, Blue Chip II, Capital Opportunities, and American Leaders Subaccounts; the Alliance Variable Product Money Market, International and Premier Growth Subaccounts; The American Century Investments VP Balanced and Capital Appreciation Subaccounts; SAFECO Resources Series Equity and Growth Subaccounts; the Federated Insurance Series U.S. Government Securities Fund II, High Income Fund II, Utility II and American Leader II Subaccounts; the MFS VIT Emerging Growth, High Income and World Government Subaccounts; the Montgomery Variable Funds Emerging Markets and Growth Subaccounts; the Pilgrim Funds (formerly Lexington Funds, Inc.) Natural Resources trust and Emerging Markets Subaccounts; the Strong Funds Discovery II and International II Subaccounts; the Van Eck Worldwide Bond and Hard Assets Subaccounts; the Neuberger &
Berman, Inc. AMT Limited Maturity Bond and AMT Partners Subaccounts; and INVESCO, Inc. Health & Sciences, Industrial Income and Technology Subaccounts; (collectively, the Account), as of December 31, 2001, and the related statements of operations and the statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of First Fortis Life Insurance Company Separate Account A as of December 31, 2000, were audited by other auditors whose report dated April 6, 2001, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations and the changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States.

Arthur Andersen LLP
Hartford, Connecticut
March 20, 2002

_____________________________________ SA-2 _____________________________________

                      (This page intentionally left blank)

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                             ALLIANCE                          ALLIANCE
                           INTERNATIONAL   ALLIANCE MONEY   PREMIER GROWTH
                             PORTFOLIO    MARKET PORTFOLIO    PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ----------------  --------------
ASSETS
  Investments:
    Number of Shares.....      15,774         1,993,976          26,565
                             ========        ==========        ========
    Cost.................    $181,696        $1,993,976        $577,403
                             ========        ==========        ========
    Market Value.........    $156,161        $1,993,976        $463,551
  Due from Hartford Life
   Insurance Company.....      --              --               --
  Receivable from fund
   shares sold...........      --              --               --
  Other assets...........           1                 6         --
                             --------        ----------        --------
  Total Assets...........     156,162         1,993,982         463,551
                             --------        ----------        --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           2                25               6
  Payable for fund shares
   purchased.............      --              --               --
  Other liabilities......      --              --                     4
                             --------        ----------        --------
  Total Liabilities......           2                25              10
                             --------        ----------        --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $156,160        $1,993,957        $463,541
                             ========        ==========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                              AMERICAN        FEDERATED       FEDERATED
                             AMERICAN        CENTURY VP       AMERICAN         FUND FOR        FEDERATED     FEDERATED    HARTFORD
                            CENTURY VP         CAPITAL         LEADERS     U.S. GOVERNMENT    HIGH INCOME     UTILITY     ADVISERS
                           BALANCED FUND  APPRECIATION FUND    FUND II    SECURITIES FUND II  BOND FUND II    FUND II     HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------------  -----------  ------------------  ------------  -----------  -----------
ASSETS
  Investments:
    Number of Shares.....      12,099            6,900           8,204           30,169          13,072         3,488        97,249
                              =======          =======        ========         ========         =======       =======    ==========
    Cost.................     $73,475          $49,104        $152,307         $340,927         $93,008       $32,159    $2,166,133
                              =======          =======        ========         ========         =======       =======    ==========
    Market Value.........     $70,296          $40,776        $124,789         $361,426         $92,551       $26,233    $1,905,388
  Due from Hartford Life
   Insurance Company.....      --              --               --             --                --               476        --
  Receivable from fund
   shares sold...........      --              --               --             --                --            --               529
  Other assets...........      --                    2               3         --                --            --                 3
                              -------          -------        --------         --------         -------       -------    ----------
  Total Assets...........      70,296           40,778         124,792          361,426          92,551        26,709     1,905,920
                              -------          -------        --------         --------         -------       -------    ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....          54                8              42               67              17        --               529
  Payable for fund shares
   purchased.............      --              --               --             --                --               476        --
  Other liabilities......      --              --               --                    1          --            --            --
                              -------          -------        --------         --------         -------       -------    ----------
  Total Liabilities......          54                8              42               68              17           476           529
                              -------          -------        --------         --------         -------       -------    ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $70,242          $40,770        $124,750         $361,358         $92,534       $26,233    $1,905,391
                              =======          =======        ========         ========         =======       =======    ==========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                               HARTFORD      HARTFORD BLUE    HARTFORD BLUE
                           AMERICAN LEADERS    CHIP STOCK     CHIP STOCK II
                               HLS FUND         HLS FUND        HLS FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT(B)  SUB-ACCOUNT (C)
                           ----------------  --------------  ---------------
ASSETS
  Investments:
    Number of Shares.....        21,692           220,844         19,369
                               ========        ==========       ========
    Cost.................      $219,256        $3,416,959       $123,518
                               ========        ==========       ========
    Market Value.........      $176,566        $2,805,156       $101,292
  Due from Hartford Life
   Insurance Company.....         1,208           --               1,289
  Receivable from fund
   shares sold...........       --                 25,181        --
  Other assets...........       --                --             --
                               --------        ----------       --------
  Total Assets...........       177,774         2,830,337        102,581
                               --------        ----------       --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --                 25,181        --
  Payable for fund shares
   purchased.............         1,208           --               1,289
  Other liabilities......       --                --             --
                               --------        ----------       --------
  Total Liabilities......         1,208            25,181          1,289
                               --------        ----------       --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........      $176,566        $2,805,156       $101,292
                               ========        ==========       ========

(a) Formerly Fortis Series Fund - American Leaders Series. Change effective April 15, 2002.
(b) Formerly Fortis Series Fund - Blue Chip Stock Series. Change effective April 15, 2002.
(c) Formerly Fortis Series Fund - Blue Chip Stock II Series. Change effective April 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                          HARTFORD CAPITAL     HARTFORD         HARTFORD     HARTFORD GROWTH  HARTFORD GROWTH
                           HARTFORD BOND   OPPORTUNITIES     GLOBAL EQUITY   GLOBAL LEADERS    AND INCOME      OPPORTUNITIES
                             HLS FUND         HLS FUND         HLS FUND         HLS FUND        HLS FUND         HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT (D)   SUB-ACCOUNT (E)   SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (F)
                           -------------  ----------------  ---------------  --------------  ---------------  ---------------
ASSETS
  Investments:
    Number of Shares.....      226,618          20,976            9,614            90,152         475,183           85,442
                            ==========        ========          =======        ==========      ==========       ==========
    Cost.................   $2,668,653        $136,297          $82,978        $1,278,622      $5,133,984       $1,799,337
                            ==========        ========          =======        ==========      ==========       ==========
    Market Value.........   $2,708,663        $106,776          $72,665        $1,036,759      $4,180,734       $1,400,845
  Due from Hartford Life
   Insurance Company.....      --              --               --                --              --               --
  Receivable from fund
   shares sold...........        2,121               4               26             2,074          87,362            4,436
  Other assets...........      --              --               --                --              --                     2
                            ----------        --------          -------        ----------      ----------       ----------
  Total Assets...........    2,710,784         106,780           72,691         1,038,833       4,268,096        1,405,283
                            ----------        --------          -------        ----------      ----------       ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....        2,121               4               26             2,074          87,362            4,436
  Payable for fund shares
   purchased.............      --              --               --                --              --               --
  Other liabilities......            3         --               --                --                    1          --
                            ----------        --------          -------        ----------      ----------       ----------
  Total Liabilities......        2,124               4               26             2,074          87,363            4,436
                            ----------        --------          -------        ----------      ----------       ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $2,708,660        $106,776          $72,665        $1,036,759      $4,180,733       $1,400,847
                            ==========        ========          =======        ==========      ==========       ==========

                            HARTFORD
                           HIGH YIELD
                            HLS FUND
                           SUB-ACCOUNT
                           -----------
ASSETS
  Investments:
    Number of Shares.....     122,729
                           ==========
    Cost.................  $1,153,507
                           ==========
    Market Value.........  $1,041,678
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........      26,758
  Other assets...........      --
                           ----------
  Total Assets...........   1,068,436
                           ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      26,758
  Payable for fund shares
   purchased.............      --
  Other liabilities......           1
                           ----------
  Total Liabilities......      26,759
                           ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........  $1,041,677
                           ==========

(d) Formerly Fortis Series Fund - Capital Opportunities Series. Change effective April 15, 2002.
(e) Formerly Fortis Series Fund - Global Equity Series. Change effective April 15, 2002.
(f) Formerly Fortis Series Fund - Growth Stock Series. Change effective March 18, 2002.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                              HARTFORD          HARTFORD
                           HARTFORD INDEX   INTERNATIONAL     INTERNATIONAL
                              HLS FUND     STOCK HLS FUND   STOCK II HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT (G)   SUB-ACCOUNT (H)
                           --------------  ---------------  -----------------
ASSETS
  Investments:
    Number of Shares.....       234,507         130,531           76,889
                             ==========      ==========         ========
    Cost.................    $7,054,451      $1,430,754         $683,577
                             ==========      ==========         ========
    Market Value.........    $5,500,897      $1,217,988         $551,767
  Due from Hartford Life
   Insurance Company.....           476         --               --
  Receivable from fund
   shares sold...........             3           3,964           39,239
  Other assets...........       --                    1          --
                             ----------      ----------         --------
  Total Assets...........     5,501,376       1,221,953          591,006
                             ----------      ----------         --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....             3           3,964           39,239
  Payable for fund shares
   purchased.............           476         --               --
  Other liabilities......       --              --               --
                             ----------      ----------         --------
  Total Liabilities......           479           3,964           39,239
                             ----------      ----------         --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $5,500,897      $1,217,989         $551,767
                             ==========      ==========         ========

(g) Formerly Fortis Series Fund - International Stock Series. Change effective April 15, 2002.
(h) Formerly Fortis Series Fund - International Stock II Series. Change effective April 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                               HARTFORD          HARTFORD         HARTFORD        HARTFORD        HARTFORD      HARTFORD SMALL
                           INVESTORS GROWTH  LARGE CAP GROWTH   MID CAP STOCK   MONEY MARKET  MULTISECTOR BOND     CAP VALUE
                               HLS FUND          HLS FUND         HLS FUND        HLS FUND        HLS FUND         HLS FUND
                           SUB-ACCOUNT (I)   SUB-ACCOUNT (J)   SUB-ACCOUNT (K)  SUB-ACCOUNT   SUB-ACCOUNT (L)   SUB-ACCOUNT (M)
                           ----------------  ----------------  ---------------  ------------  ----------------  ---------------
ASSETS
  Investments:
    Number of Shares.....        8,545             223,507          83,665        1,262,540         66,375           134,096
                               =======          ==========        ========       ==========       ========        ==========
    Cost.................      $53,768          $1,943,554        $880,600       $1,262,540       $694,533        $1,811,225
                               =======          ==========        ========       ==========       ========        ==========
    Market Value.........      $43,277          $1,555,897        $716,610       $1,262,540       $720,188        $1,458,681
  Due from Hartford Life
   Insurance Company.....        1,276               1,594         --               --                 127           --
  Receivable from fund
   shares sold...........      --                 --                    49               47        --                    441
  Other assets...........      --                 --               --                     6        --                --
                               -------          ----------        --------       ----------       --------        ----------
  Total Assets...........       44,553           1,557,491         716,659        1,262,593        720,315         1,459,122
                               -------          ----------        --------       ----------       --------        ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --                 --                    49               47        --                    441
  Payable for fund shares
   purchased.............        1,276               1,594         --               --                 127           --
  Other liabilities......      --                 --               --               --             --                      1
                               -------          ----------        --------       ----------       --------        ----------
  Total Liabilities......        1,276               1,594              49               47            127               442
                               -------          ----------        --------       ----------       --------        ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........      $43,277          $1,555,897        $716,610       $1,262,546       $720,188        $1,458,680
                               =======          ==========        ========       ==========       ========        ==========

                              HARTFORD
                           SMALLCAP GROWTH
                              HLS FUND
                           SUB-ACCOUNT (N)
                           ---------------
ASSETS
  Investments:
    Number of Shares.....       108,455
                             ==========
    Cost.................    $1,628,986
                             ==========
    Market Value.........    $1,268,611
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........         4,903
  Other assets...........       --
                             ----------
  Total Assets...........     1,273,514
                             ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         4,903
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                             ----------
  Total Liabilities......         4,903
                             ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $1,268,611
                             ==========

(g) Formerly Fortis Series Fund - International Stock Series. Change effective April 15, 2002.
(h) Formerly Fortis Series Fund - International Stock II Series. Change effective April 15, 2002.
(i) Formerly Fortis Series Fund - Investors Growth Stock Series. Change effective April 15, 2002.
(j) Formerly Fortis Series Fund - Large Cap Growth Series. Change effective April 15, 2002.
(k)  Formerly Fortis Series Fund - Mid Cap Stock Series. Change effective
     April 15, 2002.
(l) Formerly Fortis Series Fund - Multisector Bond Series. Change effective April 15, 2002.
(m) Formerly Fortis Series Fund - Small Cap Value Series. Change effective April 15, 2002.
(n) Formerly Fortis Series Fund - Aggressive Growth Series. Change effective March 18, 2002.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                HARTFORD        HARTFORD VALUE       ING VP
                             U.S. GOVERNMENT     OPPORTUNITIES      EMERGING
                           SECURITIES HLS FUND     HLS FUND       MARKETS FUND
                             SUB-ACCOUNT (O)    SUB-ACCOUNT (P)  SUB-ACCOUNT (Q)
                           -------------------  ---------------  ---------------
ASSETS
  Investments:
    Number of Shares.....         300,614            146,950          1,261
                               ==========         ==========         ======
    Cost.................      $3,243,976         $1,965,154         $7,084
                               ==========         ==========         ======
    Market Value.........      $3,414,432         $1,595,896         $5,634
  Due from Hartford Life
   Insurance Company.....        --                  --              --
  Receivable from fund
   shares sold...........           3,779             50,375         --
  Other assets...........        --                  --                   3
                               ----------         ----------         ------
  Total Assets...........       3,418,211          1,646,271          5,637
                               ----------         ----------         ------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           3,779             50,375              4
  Payable for fund shares
   purchased.............        --                  --              --
  Other liabilities......        --                  --              --
                               ----------         ----------         ------
  Total Liabilities......           3,779             50,375              4
                               ----------         ----------         ------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........      $3,414,432         $1,595,896         $5,633
                               ==========         ==========         ======

(o) Formerly Fortis Series Fund - U.S. Gov't Securities Series. Change effective March 18, 2002.
(p)  Formerly Fortis Series Fund - Value Series. Change effective March 18,
     2002.
(q)  Formerly Pilgrim Emerging Markets Fund. Change effective May 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                           ING VP NATURAL   INVESCO HEALTH      INVESCO          INVESCO      MFS EMERGING     MFS HIGH
                           RESOURCES TRUST   SCIENCE FUND   TECHNOLOGY FUND    EQUITY FUND    GROWTH SERIES  INCOME SERIES
                           SUB-ACCOUNT (R)   SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (S)   SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  --------------  ---------------  ---------------  -------------  -------------
ASSETS
  Investments:
    Number of Shares.....        1,731           12,507          30,690            7,278           5,865         17,149
                               =======         ========        ========         ========         =======       ========
    Cost.................      $24,082         $203,172        $375,334         $127,524         $90,134       $151,080
                               =======         ========        ========         ========         =======       ========
    Market Value.........      $20,983         $171,970        $250,734         $107,494         $69,853       $151,255
  Due from Hartford Life
   Insurance Company.....      --               --              --                 1,952             442         --
  Receivable from fund
   shares sold...........      --                   263           6,521          --               --             --
  Other assets...........            3          --                   11                3               4         --
                               -------         --------        --------         --------         -------       --------
  Total Assets...........       20,986          172,233         257,266          109,449          70,299        151,255
                               -------         --------        --------         --------         -------       --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           21              263           6,521          --               --                 52
  Payable for fund shares
   purchased.............      --               --              --                 1,952             442         --
  Other liabilities......      --                     1         --               --               --                  1
                               -------         --------        --------         --------         -------       --------
  Total Liabilities......           21              264           6,521            1,952             442             53
                               -------         --------        --------         --------         -------       --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........      $20,965         $171,969        $250,745         $107,497         $69,857       $151,202
                               =======         ========        ========         ========         =======       ========

                            MFS STRATEGIC
                            INCOME SERIES
                           SUB-ACCOUNT (T)
                           ---------------
ASSETS
  Investments:
    Number of Shares.....        2,825
                               =======
    Cost.................      $27,909
                               =======
    Market Value.........      $29,745
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........      --
  Other assets...........      --
                               -------
  Total Assets...........       29,745
                               -------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....            5
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                               -------
  Total Liabilities......            5
                               -------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........      $29,740
                               =======

(r)  Formerly Pilgrim Natural Resources Fund. Change effective May 1, 2002.
(s)  Formerly INVESCO Industrial Income Portfolio. Change effective May 1, 2002.
(t)  Formerly MFS - VIT World Government Series. Change effective October 31,
     2002.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                             MONTGOMERY    NEUBERGER BERMAN
                          VARIABLE SERIES:   AMT LIMITED    NEUBERGER BERMAN
                              EMERGING      MATURITY BOND     AMT PARTNERS
                            MARKETS FUND      PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                          ---------------- ---------------- ----------------
ASSETS
  Investments:
    Number of Shares.....        4,386           12,532           3,755
                               =======         ========         =======
    Cost.................      $35,456         $164,787         $55,504
                               =======         ========         =======
    Market Value.........      $28,551         $169,182         $42,802
  Due from Hartford Life
   Insurance Company.....          972          --                1,427
  Receivable from fund
   shares sold...........      --               --              --
  Other assets...........      --               --                    4
                               -------         --------         -------
  Total Assets...........       29,523          169,182          44,233
                               -------         --------         -------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --                     2         --
  Payable for fund shares
   purchased.............          972          --                1,427
  Other liabilities......      --               --              --
                               -------         --------         -------
  Total Liabilities......          972                2           1,427
                               -------         --------         -------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........      $28,551         $169,180         $42,806
                               =======         ========         =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                         SAFECO     THE STRONG
                            SAFECO       GROWTH       MID CAP     VAN ECK      VAN ECK
                            EQUITY    OPPORTUNITIES   GROWTH     WORLDWIDE  WORLDWIDE HARD
                           PORTFOLIO    PORTFOLIO     FUND II    BOND FUND   ASSETS FUND
                          SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                          ----------- ------------- ----------- ----------- --------------
ASSETS
  Investments:
    Number of Shares.....     11,527      11,373        4,464       1,670          48
                            ========    ========      =======     =======        ====
    Cost.................   $256,123    $227,468      $48,039     $17,640        $494
                            ========    ========      =======     =======        ====
    Market Value.........   $208,290    $154,678      $45,663     $19,140        $489
  Due from Hartford Life
   Insurance Company.....     --          --              975      --             463
  Receivable from fund
   shares sold...........     --          --           --          --          --
  Other assets...........          5           4       --          --               1
                            --------    --------      -------     -------        ----
  Total Assets...........    208,295     154,682       46,638      19,140         953
                            --------    --------      -------     -------        ----
LIABILITIES
  Due to Hartford Life
   Insurance Company.....          3          43       --              12      --
  Payable for fund shares
   purchased.............     --          --              975      --             463
  Other liabilities......     --          --           --               1      --
                            --------    --------      -------     -------        ----
  Total Liabilities......          3          43          975          13         463
                            --------    --------      -------     -------        ----
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $208,292    $154,639      $45,663     $19,127        $490
                            ========    ========      =======     =======        ====

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                               UNITS
                                  FEES       OWNED BY         UNIT      CONTRACT
                                (NOTE 4)   PARTICIPANTS      PRICE*     LIABILITY
                                --------  ---------------  ----------  -----------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
Alliance International
 Portfolio....................     0.45%          17,707   $ 8.818909  $   156,160
Alliance Money Market
 Porfolio.....................     0.45%         153,929    12.953735    1,993,957
Alliance Premier Growth
 Portfolio....................     0.45%          32,143    14.421067      463,541
American Century VP Balanced
 Fund.........................     0.45%           5,264    13.343030       70,242
American Century VP Capital
 Appreciation Fund............     0.45%           4,651     8.764090       40,770
Federated American Leaders
 Fund II......................     0.45%           8,651    14.419885      124,750
Federated Fund for U.S.
 Government Securities Fund
 II...........................     0.45%          24,906    14.508435      361,358
Federated High Income Bond
 Fund II......................     0.45%           7,746    11.945703       92,534
Federated Utility Fund II.....     0.45%           2,858     9.178114       26,233
Hartford Advisers HLS Fund --
 Class IA.....................     1.35%         637,249     2.990023    1,905,391
Hartford American Leaders HLS
 Fund -- Class IA.............     1.35%          22,582     7.818789      176,566
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     1.35%         214,584    13.072493    2,805,156
Hartford Blue Chip Stock II
 HLS Fund -- Class IA.........     1.35%          20,806     4.868391      101,292
Hartford Bond HLS Fund --
 Class IA.....................     1.35%       1,118,412     2.421879    2,708,660
Hartford Capital Opportunities
 HLS Fund -- Class IA.........     1.35%          23,064     4.629555      106,776
Hartford Global Equity HLS
 Fund -- Class IA.............     1.35%          10,110     7.187427       72,665
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.35%          64,083    16.178210    1,036,759
Hartford Growth and Income HLS
 Fund -- Class IA.............     1.35%         255,773    16.345476    4,180,733
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.35%         424,251     3.301923    1,400,847
Hartford High Yield HLS
 Fund -- Class IA.............     1.35%          96,354    10.810925    1,041,677
Hartford Index HLS Fund --
 Class IA.....................     1.35%         399,818    13.110654    5,241,885
Hartford Index HLS Fund --
 Class IA.....................     0.45%          21,654    11.961142      259,012
Hartford International Stock
 HLS Fund -- Class IA.........     1.35%         104,211    11.687669    1,217,989
Hartford International Stock
 II HLS Fund -- Class IA......     1.35%          59,965     9.201424      551,767
Hartford Investors Growth HLS
 Fund -- Class IA.............     1.35%           9,221     4.693288       43,277
Hartford Large Cap Growth HLS
 Fund -- Class IA.............     1.35%         228,040     6.822901    1,555,897
Hartford Mid Cap Stock HLS
 Fund -- Class IA.............     1.35%          78,186     9.165374      716,610
Hartford Money Market HLS
 Fund -- Class IA.............     1.35%         739,543     1.707196    1,262,546
Hartford Multisector Bond HLS
 Fund -- Class IA.............     1.35%          54,203    13.286778      720,188
Hartford Small Cap Value HLS
 Fund -- Class IA.............     1.35%         109,303    13.345282    1,458,680
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.35%          83,802    15.138100    1,268,611
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.35%         149,888    22.779788    3,414,432
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.35%         120,802    13.210798    1,595,896
ING VP Emerging Markets
 Fund.........................     0.45%             877     6.418426        5,633
ING VP Natural Resources
 Trust........................     0.45%           1,866    11.230070       20,965
INVESCO Health Science Fund...     0.45%          12,373    13.898552      171,969
INVESCO Technology Fund.......     0.45%          31,218     8.031808      250,745
INVESCO Equity Fund...........     0.45%           8,871    12.116737      107,497
MFS Emerging Growth Series....     0.45%           6,174    11.314430       69,857
MFS High Income Series........     0.45%          12,066    12.531160      151,202
MFS Strategic Income Series...     0.45%           2,369    12.553012       29,740
Montgomery Variable Series:
 Emerging Markets Fund........     0.45%           4,487     6.362592       28,551
Neuberger Berman AMT Limited
 Maturity Bond Portfolio......     0.45%          12,712    13.308572      169,180
Neuberger Berman AMT Partners
 Portfolio....................     0.45%           4,223    10.135482       42,806
SAFECO Equity Portfolio.......     0.45%          21,449     9.711024      208,292
SAFECO Growth Opportunities
 Portfolio....................     0.45%          14,034    11.018552      154,639
The Strong Mid Cap Growth Fund
 II...........................     0.45%           6,753     6.761785       45,663
Van Eck Worldwide Bond Fund
 Fund.........................     0.45%           1,525    12.540005       19,127
Van Eck Worldwide Hard Assets
 Fund.........................     0.45%              63     7.754362          490
                                                                       -----------
                                                                       $39,649,213
                                                                       ===========

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                      [This page intentionally left blank]

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                             ALLIANCE                         ALLIANCE
                           INTERNATIONAL  ALLIANCE MONEY   PREMIER GROWTH
                             PORTFOLIO    MARKET PORFOLIO    PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT (A)   SUB-ACCOUNT
                           -------------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............    $     79        $ 28,504        $ --
                             --------        --------        ---------
EXPENSES:
  Mortality and expense
   undertakings..........        (738)        (11,391)          (2,758)
                             --------        --------        ---------
    Net investment income
     (loss)..............        (659)         17,113           (2,758)
                             --------        --------        ---------
CAPITAL GAINS INCOME.....      --             --               --
                             --------        --------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (3,991)        (18,688)        (177,267)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (24,213)         18,688          (54,943)
                             --------        --------        ---------
    Net gain (loss) on
     investments.........     (28,204)        --              (232,210)
                             --------        --------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(28,863)       $ 17,113        $(234,968)
                             ========        ========        =========

(a) Effective October 31, 2002, Montgomery Variable Series Growth Fund Sub-Account merged with Alliance Money Market Portfolio Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                              AMERICAN        FEDERATED       FEDERATED
                             AMERICAN        CENTURY VP       AMERICAN         FUND FOR        FEDERATED     FEDERATED
                            CENTURY VP         CAPITAL         LEADERS     U.S. GOVERNMENT    HIGH INCOME     UTILITY
                           BALANCED FUND  APPRECIATION FUND    FUND II    SECURITIES FUND II  BOND FUND II    FUND II
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------------  -----------  ------------------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............    $  1,479         $--             $  1,403         $19,024          $ 10,097     $  1,548
                             --------         --------        --------         -------          --------     --------
EXPENSES:
  Mortality and expense
   undertakings..........        (254)            (244)           (605)         (1,716)             (392)        (129)
                             --------         --------        --------         -------          --------     --------
    Net investment income
     (loss)..............       1,225             (244)            798          17,308             9,705        1,419
                             --------         --------        --------         -------          --------     --------
CAPITAL GAINS INCOME.....      --              --               --             --                 --           --
                             --------         --------        --------         -------          --------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (10,025)         (40,382)         (3,880)         (3,712)          (11,534)     (12,661)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       3,050           27,436         (30,937)         15,058             4,029        2,877
                             --------         --------        --------         -------          --------     --------
    Net gain (loss) on
     investments.........      (6,975)         (12,946)        (34,817)         11,346            (7,505)      (9,784)
                             --------         --------        --------         -------          --------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ (5,750)        $(13,190)       $(34,019)        $28,654          $  2,200     $ (8,365)
                             ========         ========        ========         =======          ========     ========


                                   HARTFORD
                                   ADVISERS
                                   HLS FUND
                               SUB-ACCOUNT (B)
                           ------------------------
INVESTMENT INCOME:
  Dividends..............         $ 161,144
                                  ---------
EXPENSES:
  Mortality and expense
   undertakings..........           (30,297)
                                  ---------
    Net investment income
     (loss)..............           130,847
                                  ---------
CAPITAL GAINS INCOME.....         --
                                  ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (944,568)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           375,773
                                  ---------
    Net gain (loss) on
     investments.........          (568,795)
                                  ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $(437,948)
                                  =========

(b) Effective April 30, 2002, Fortis Series Fund - Asset Allocation Series merged with Hartford Advisers HLS Fund Sub-Account.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                               HARTFORD       HARTFORD BLUE    HARTFORD BLUE
                           AMERICAN LEADERS    CHIP STOCK      CHIP STOCK II
                               HLS FUND         HLS FUND         HLS FUND
                           SUB-ACCOUNT (C)   SUB-ACCOUNT (D)  SUB-ACCOUNT (E)
                           ----------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............      $  3,885        $  --             $ --
                               --------        -----------       ---------
EXPENSES:
  Mortality and expense
   undertakings..........        (3,212)           (54,157)         (2,751)
                               --------        -----------       ---------
    Net investment income
     (loss)..............           673            (54,157)         (2,751)
                               --------        -----------       ---------
CAPITAL GAINS INCOME.....       --                --               --
                               --------        -----------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (29,450)          (851,853)       (107,241)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (37,873)          (401,876)         34,083
                               --------        -----------       ---------
    Net gain (loss) on
     investments.........       (67,323)        (1,253,729)        (73,158)
                               --------        -----------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(66,650)       $(1,307,886)      $ (75,909)
                               ========        ===========       =========

(c) Formerly Fortis Series Fund - American Leaders Series. Change effective April 15, 2002.
(d) Formerly Fortis Series Fund - Blue Chip Stock Series. Change effective April 15, 2002.
(e) Formerly Fortis Series Fund - Blue Chip Stock II Series. Change effective April 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                            HARTFORD CAPITAL     HARTFORD         HARTFORD      HARTFORD GROWTH  HARTFORD GROWTH
                            HARTFORD BOND    OPPORTUNITIES     GLOBAL EQUITY   GLOBAL LEADERS     AND INCOME      OPPORTUNITIES
                              HLS FUND          HLS FUND         HLS FUND         HLS FUND         HLS FUND         HLS FUND
                           SUB-ACCOUNT (F)  SUB-ACCOUNT (G)   SUB-ACCOUNT (H)  SUB-ACCOUNT (I)  SUB-ACCOUNT (J)  SUB-ACCOUNT (K)
                           ---------------  ----------------  ---------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $ 229,229        $ --              $    279         $  19,718       $    96,474      $  --
                              ---------        ---------         --------         ---------       -----------      -----------
EXPENSES:
  Mortality and expense
   undertakings..........       (22,115)          (2,838)          (1,171)          (18,076)          (75,310)         (25,173)
                              ---------        ---------         --------         ---------       -----------      -----------
    Net investment income
     (loss)..............       207,114           (2,838)            (892)            1,642            21,164          (25,173)
                              ---------        ---------         --------         ---------       -----------      -----------
CAPITAL GAINS INCOME.....        20,763          --               --                299,654           742,917         --
                              ---------        ---------         --------         ---------       -----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (264,311)        (101,367)         (12,305)         (910,515)       (3,138,516)      (1,624,130)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       179,361           13,397           (2,658)          281,253           515,564          950,572
                              ---------        ---------         --------         ---------       -----------      -----------
    Net gain (loss) on
     investments.........       (84,950)         (87,970)         (14,963)         (629,262)       (2,622,952)        (673,558)
                              ---------        ---------         --------         ---------       -----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 142,927        $ (90,808)        $(15,855)        $(327,966)      $(1,858,871)     $  (698,731)
                              =========        =========         ========         =========       ===========      ===========

                              HARTFORD
                             HIGH YIELD
                              HLS FUND
                           SUB-ACCOUNT (L)
                           ---------------
INVESTMENT INCOME:
  Dividends..............     $ 274,936
                              ---------
EXPENSES:
  Mortality and expense
   undertakings..........       (15,747)
                              ---------
    Net investment income
     (loss)..............       259,189
                              ---------
CAPITAL GAINS INCOME.....       --
                              ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (801,391)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       427,182
                              ---------
    Net gain (loss) on
     investments.........      (374,209)
                              ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(115,020)
                              =========

(f) Effective April 30, 2002, Fortis Series Fund - Diversified Income Series merged with Hartford Bond HLS Fund Sub-Account.
(g) Formerly Fortis Series Fund - Capital Opportunities Series. Change effective April 15, 2002.
(h)  Formerly Fortis Series Fund - Global Equity Series. Change effective
     April 15, 2002.
(i) Effective April 30, 2002, Fortis Series Fund - Global Growth Series merged with Hartford Global Leaders HLS Fund Sub-Account.
(j) Effective April 30, 2002, Fortis Series Fund - Growth & Income Series merged with Hartford Growth and Income HLS Fund Sub-Account.
(k)  Formerly Fortis Series Fund - Growth Stock Series. Change effective
     March 18, 2002.
(l) Effective April 30, 2002, Fortis Series Fund - High Yield Series merged with Hartford High Yield HLS Fund Sub-Account.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                               HARTFORD          HARTFORD
                           HARTFORD INDEX    INTERNATIONAL     INTERNATIONAL
                              HLS FUND      STOCK HLS FUND   STOCK II HLS FUND
                           SUB-ACCOUNT (M)  SUB-ACCOUNT (N)   SUB-ACCOUNT (O)
                           ---------------  ---------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $   194,335       $  17,062         $   3,464
                             -----------       ---------         ---------
EXPENSES:
  Mortality and expense
   undertakings..........        (96,738)        (22,256)          (10,151)
                             -----------       ---------         ---------
    Net investment income
     (loss)..............         97,597          (5,194)           (6,687)
                             -----------       ---------         ---------
CAPITAL GAINS INCOME.....        560,102         --               --
                             -----------       ---------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (1,601,456)       (797,193)         (547,946)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,203,272)        598,483           392,078
                             -----------       ---------         ---------
    Net gain (loss) on
     investments.........     (2,804,728)       (198,710)         (155,868)
                             -----------       ---------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(2,147,029)      $(203,904)        $(162,555)
                             ===========       =========         =========

(m) Effective April 30, 2002, Fortis Series Fund - S&P 500 Index Series merged with Hartford Index HLS Fund Sub-Account.
(n) Formerly Fortis Series Fund - International Stock Series. Change effective April 15, 2002.
(o) Formerly Fortis Series Fund - International Stock II Series. Change effective April 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                               HARTFORD          HARTFORD         HARTFORD         HARTFORD          HARTFORD      HARTFORD SMALL
                           INVESTORS GROWTH  LARGE CAP GROWTH   MID CAP STOCK    MONEY MARKET    MULTISECTOR BOND     CAP VALUE
                               HLS FUND          HLS FUND         HLS FUND         HLS FUND          HLS FUND         HLS FUND
                           SUB-ACCOUNT (P)   SUB-ACCOUNT (Q)   SUB-ACCOUNT (R)  SUB-ACCOUNT (S)  SUB-ACCOUNT (T)   SUB-ACCOUNT (U)
                           ----------------  ----------------  ---------------  ---------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends..............      $--             $  --              $ --             $ 83,618          $ 50,040         $  20,479
                               --------        -----------        ---------        --------          --------         ---------
EXPENSES:
  Mortality and expense
   undertakings..........          (847)           (26,991)         (11,598)        (23,147)          (10,404)          (32,558)
                               --------        -----------        ---------        --------          --------         ---------
    Net investment income
     (loss)..............          (847)           (26,991)         (11,598)         60,471            39,636           (12,079)
                               --------        -----------        ---------        --------          --------         ---------
CAPITAL GAINS INCOME.....       --                --                --              --                --                273,519
                               --------        -----------        ---------        --------          --------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (32,651)        (1,150,313)          (2,752)        (60,965)          (20,841)          102,103
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         9,471            327,674         (142,498)         11,294            (1,279)         (814,698)
                               --------        -----------        ---------        --------          --------         ---------
    Net gain (loss) on
     investments.........       (23,180)          (822,639)        (145,250)        (49,671)          (22,120)         (712,595)
                               --------        -----------        ---------        --------          --------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(24,027)       $  (849,630)       $(156,848)       $ 10,800          $ 17,516         $(451,155)
                               ========        ===========        =========        ========          ========         =========

                              HARTFORD
                           SMALLCAP GROWTH
                              HLS FUND
                           SUB-ACCOUNT (V)
                           ---------------
INVESTMENT INCOME:
  Dividends..............    $  --
                             -----------
EXPENSES:
  Mortality and expense
   undertakings..........        (27,088)
                             -----------
    Net investment income
     (loss)..............        (27,088)
                             -----------
CAPITAL GAINS INCOME.....       --
                             -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (1,208,242)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        464,027
                             -----------
    Net gain (loss) on
     investments.........       (744,215)
                             -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $  (771,303)
                             ===========

(p) Formerly Fortis Series Fund - Investors Growth Stock Series. Change effective April 15, 2002.
(q) Formerly Fortis Series Fund - Large Cap Growth Series. Change effective April 15, 2002.
(r) Formerly Fortis Series Fund - Mid Cap Stock Series. Change effective April 15, 2002.
(s) Effective April 30 2002, Fortis Series Fund - Money Market Series merged with Hartford Money Market HLS Fund Sub-Account.
(t) Formerly Fortis Series Fund - Multisector Bond Series. Change effective April 15, 2002.
(u) Formerly Fortis Series Fund - Small Cap Value Series. Change effective April 15, 2002.
(v) Formerly Fortis Series Fund - Aggressive Growth Series. Change effective March 18, 2002.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                HARTFORD        HARTFORD VALUE       ING VP
                             U.S. GOVERNMENT     OPPORTUNITIES      EMERGING
                           SECURITIES HLS FUND     HLS FUND       MARKETS FUND
                             SUB-ACCOUNT (W)    SUB-ACCOUNT (X)  SUB-ACCOUNT (Y)
                           -------------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............       $107,505           $  17,439         $--
                                --------           ---------         -------
EXPENSES:
  Mortality and expense
   undertakings..........        (31,435)            (28,987)            (70)
                                --------           ---------         -------
    Net investment income
     (loss)..............         76,070             (11,548)            (70)
                                --------           ---------         -------
CAPITAL GAINS INCOME.....       --                    52,464         --
                                --------           ---------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (23,083)           (327,353)            267
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        137,269            (441,938)         (1,477)
                                --------           ---------         -------
    Net gain (loss) on
     investments.........        114,186            (769,291)         (1,210)
                                --------           ---------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $190,256           $(728,375)        $(1,280)
                                ========           =========         =======

(w) Formerly Fortis Series Fund - U.S. Gov't Securities Series. Change effective March 18, 2002.
(x)  Formerly Fortis Series Fund - Value Series. Change effective March 18,
     2002.
(y)  Formerly Pilgrim Emerging Markets Fund. Change effective May 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                           ING VP NATURAL   INVESCO HEALTH      INVESCO          INVESCO       MFS EMERGING     MFS HIGH
                           RESOURCES TRUST   SCIENCE FUND   TECHNOLOGY FUND    EQUITY FUND     GROWTH SERIES  INCOME SERIES
                           SUB-ACCOUNT (Z)   SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (AA)   SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  --------------  ---------------  ----------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............     $    176         $    838        $ --              $  3,100        $ --           $ 10,203
                              --------         --------        ---------         --------        ---------      --------
EXPENSES:
  Mortality and expense
   undertakings..........         (315)            (943)          (1,987)            (485)            (595)         (674)
                              --------         --------        ---------         --------        ---------      --------
    Net investment income
     (loss)..............         (139)            (105)          (1,987)           2,615             (595)        9,529
                              --------         --------        ---------         --------        ---------      --------
CAPITAL GAINS INCOME.....      --               --               --               --               --             --
                              --------         --------        ---------         --------        ---------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (14,419)         (26,412)        (736,041)         (18,250)        (166,075)      (31,522)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       10,100          (32,799)         432,914           (7,422)         106,786        25,051
                              --------         --------        ---------         --------        ---------      --------
    Net gain (loss) on
     investments.........       (4,319)         (59,211)        (303,127)         (25,672)         (59,289)       (6,471)
                              --------         --------        ---------         --------        ---------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ (4,458)        $(59,316)       $(305,114)        $(23,057)       $ (59,884)     $  3,058
                              ========         ========        =========         ========        =========      ========

                            MFS STRATEGIC
                            INCOME SERIES
                           SUB-ACCOUNT (BB)
                           ----------------
INVESTMENT INCOME:
  Dividends..............       $1,817
                                ------
EXPENSES:
  Mortality and expense
   undertakings..........         (196)
                                ------
    Net investment income
     (loss)..............        1,621
                                ------
CAPITAL GAINS INCOME.....      --
                                ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          361
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        1,061
                                ------
    Net gain (loss) on
     investments.........        1,422
                                ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $3,043
                                ======

(z)  Formerly Pilgrim Natural Resources Fund. Change effective May 1, 2002.
(aa) Formerly INVESCO Industrial Income Portfolio. Change effective May 1, 2002.
(bb) Formerly MFS - VIT World Government Series. Change effective October 31, 2002.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                              MONTGOMERY     NEUBERGER BERMAN
                           VARIABLE SERIES:    AMT LIMITED     NEUBERGER BERMAN
                               EMERGING       MATURITY BOND      AMT PARTNERS
                             MARKETS FUND       PORTFOLIO         PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $     46          $ 9,195           $    423
                               --------          -------           --------
EXPENSES:
  Mortality and expense
   undertakings..........          (257)            (578)              (261)
                               --------          -------           --------
    Net investment income
     (loss)..............          (211)           8,617                162
                               --------          -------           --------
CAPITAL GAINS INCOME.....       --               --                 --
                               --------          -------           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        10,570           (6,417)            (6,450)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (11,741)           2,880             (7,072)
                               --------          -------           --------
    Net gain (loss) on
     investments.........        (1,171)          (3,537)           (13,522)
                               --------          -------           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ (1,382)         $ 5,080           $(13,360)
                               ========          =======           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                           SAFECO                                     THE STRONG
                             SAFECO        GROWTH      THE STRONG    THE STRONG        MID CAP         VAN ECK       VAN ECK
                             EQUITY     OPPORTUNITIES   DISCOVERY   INTERNATIONAL       GROWTH        WORLDWIDE   WORLDWIDE HARD
                            PORTFOLIO     PORTFOLIO      FUND II    STOCK FUND II      FUND II        BOND FUND    ASSETS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (CC)  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  -----------  -------------  ----------------  -----------  --------------
INVESTMENT INCOME:
  Dividends..............   $  2,629      $ --          $ --          $  1,999         $--             $--           $   181
                            --------      ---------     --------      --------         -------         ------        -------
EXPENSES:
  Mortality and expense
   undertakings..........     (1,150)        (1,471)        (265)         (237)            (11)           (33)           (78)
                            --------      ---------     --------      --------         -------         ------        -------
    Net investment income
     (loss)..............      1,479         (1,471)        (265)        1,762             (11)           (33)           103
                            --------      ---------     --------      --------         -------         ------        -------
CAPITAL GAINS INCOME.....     --                852       --            --             --               --            --
                            --------      ---------     --------      --------         -------         ------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (27,115)       (48,876)     (18,543)      (59,069)              2           (219)        (1,956)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (46,318)      (108,657)      10,012        40,613          (2,376)         2,053           (260)
                            --------      ---------     --------      --------         -------         ------        -------
    Net gain (loss) on
     investments.........    (73,433)      (157,533)      (8,531)      (18,456)         (2,374)         1,834         (2,216)
                            --------      ---------     --------      --------         -------         ------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(71,954)     $(158,152)    $ (8,796)     $(16,694)        $(2,385)        $1,801        $(2,113)
                            ========      =========     ========      ========         =======         ======        =======

(cc) From inception, April 26, 2002 to December 31, 2002.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                             ALLIANCE                         ALLIANCE
                           INTERNATIONAL  ALLIANCE MONEY   PREMIER GROWTH
                             PORTFOLIO    MARKET PORFOLIO    PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT (A)   SUB-ACCOUNT
                           -------------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   (659)      $    17,113      $  (2,758)
  Capital gains income...      --              --              --
  Net realized gain
   (loss) gain on
   security
   transactions..........      (3,991)          (18,688)      (177,267)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (24,213)           18,688        (54,943)
                             --------       -----------      ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (28,863)           17,113       (234,968)
                             --------       -----------      ---------
UNIT TRANSACTIONS:
  Purchases..............       2,315           118,148            240
  Net transfers..........      13,435           304,343         (8,839)
  Surrenders for benefit
   payments and fees.....     (19,224)       (1,651,136)      (100,123)
                             --------       -----------      ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (3,474)       (1,228,645)      (108,722)
                             --------       -----------      ---------
  Net increase (decrease)
   in net assets.........     (32,337)       (1,211,532)      (343,690)
NET ASSETS:
  Beginning of period....     188,497         3,205,489        807,231
                             --------       -----------      ---------
  End of period..........    $156,160       $ 1,993,957      $ 463,541
                             ========       ===========      =========

(a) Effective October 31, 2002, Montgomery Variable Series Growth Fund Sub-Account merged with Alliance Money Market Portfolio Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                              AMERICAN        FEDERATED       FEDERATED
                             AMERICAN        CENTURY VP       AMERICAN         FUND FOR        FEDERATED     FEDERATED
                            CENTURY VP         CAPITAL         LEADERS     U.S. GOVERNMENT    HIGH INCOME     UTILITY
                           BALANCED FUND  APPRECIATION FUND    FUND II    SECURITIES FUND II  BOND FUND II    FUND II
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------------  -----------  ------------------  ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $  1,225         $   (244)       $    798        $  17,308         $  9,705     $  1,419
  Capital gains income...      --              --               --             --                 --           --
  Net realized gain
   (loss) gain on
   security
   transactions..........     (10,025)         (40,382)         (3,880)          (3,712)         (11,534)     (12,661)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       3,050           27,436         (30,937)          15,058            4,029        2,877
                             --------         --------        --------        ---------         --------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (5,750)         (13,190)        (34,019)          28,654            2,200       (8,365)
                             --------         --------        --------        ---------         --------     --------
UNIT TRANSACTIONS:
  Purchases..............      --                  678          --               23,527            2,007       --
  Net transfers..........      27,990          (11,285)          3,131         (133,850)          35,507         (369)
  Surrenders for benefit
   payments and fees.....     (20,422)          (7,504)         (2,417)         (30,467)         (27,255)          58
                             --------         --------        --------        ---------         --------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       7,568          (18,111)            714         (140,790)          10,259         (311)
                             --------         --------        --------        ---------         --------     --------
  Net increase (decrease)
   in net assets.........       1,818          (31,301)        (33,305)        (112,136)          12,459       (8,676)
NET ASSETS:
  Beginning of period....      68,424           72,071         158,055          473,494           80,075       34,909
                             --------         --------        --------        ---------         --------     --------
  End of period..........    $ 70,242         $ 40,770        $124,750        $ 361,358         $ 92,534     $ 26,233
                             ========         ========        ========        =========         ========     ========


                                  HARTFORD
                                  ADVISERS
                                  HLS FUND
                              SUB-ACCOUNT (B)
                           ----------------------
OPERATIONS:
  Net investment income
   (loss)................        $  130,847
  Capital gains income...         --
  Net realized gain
   (loss) gain on
   security
   transactions..........          (944,568)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           375,773
                                 ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (437,948)
                                 ----------
UNIT TRANSACTIONS:
  Purchases..............             1,146
  Net transfers..........          (186,892)
  Surrenders for benefit
   payments and fees.....          (327,316)
                                 ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          (513,062)
                                 ----------
  Net increase (decrease)
   in net assets.........          (951,010)
NET ASSETS:
  Beginning of period....         2,856,401
                                 ----------
  End of period..........        $1,905,391
                                 ==========

(b) Effective April 30, 2002, Fortis Series Fund - Asset Allocation Series merged with Hartford Advisers HLS Fund Sub-Account.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                               HARTFORD       HARTFORD BLUE    HARTFORD BLUE
                           AMERICAN LEADERS    CHIP STOCK      CHIP STOCK II
                               HLS FUND         HLS FUND          HLS FUND
                           SUB-ACCOUNT) (C)  SUB-ACCOUNT (D)  SUB-ACCOUNT) (E)
                           ----------------  ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $     673        $   (54,157)      $  (2,751)
  Capital gains income...       --                --               --
  Net realized gain
   (loss) gain on
   security
   transactions..........       (29,450)          (851,853)       (107,241)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (37,873)          (401,876)         34,083
                              ---------        -----------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (66,650)        (1,307,886)        (75,909)
                              ---------        -----------       ---------
UNIT TRANSACTIONS:
  Purchases..............           369             39,815           1,361
  Net transfers..........       (48,401)          (715,736)         (4,254)
  Surrenders for benefit
   payments and fees.....        (6,087)          (542,915)        (25,525)
                              ---------        -----------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (54,119)        (1,218,836)        (28,418)
                              ---------        -----------       ---------
  Net increase (decrease)
   in net assets.........      (120,769)        (2,526,722)       (104,327)
NET ASSETS:
  Beginning of period....       297,335          5,331,878         205,619
                              ---------        -----------       ---------
  End of period..........     $ 176,566        $ 2,805,156       $ 101,292
                              =========        ===========       =========

(c) Formerly Fortis Series Fund - American Leaders Series. Change effective April 15, 2002.
(d) Formerly Fortis Series Fund - Blue Chip Stock Series. Change effective April 15, 2002.
(e) Formerly Fortis Series Fund - Blue Chip Stock II Series. Change effective April 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                            HARTFORD CAPITAL     HARTFORD         HARTFORD      HARTFORD GROWTH  HARTFORD GROWTH
                            HARTFORD BOND    OPPORTUNITIES     GLOBAL EQUITY   GLOBAL LEADERS     AND INCOME      OPPORTUNITIES
                              HLS FUND          HLS FUND         HLS FUND         HLS FUND         HLS FUND         HLS FUND
                           SUB-ACCOUNT (F)  SUB-ACCOUNT (G)   SUB-ACCOUNT (H)  SUB-ACCOUNT (I)  SUB-ACCOUNT (J)  SUB-ACCOUNT (K)
                           ---------------  ----------------  ---------------  ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  207,114        $  (2,838)        $   (892)       $    1,642       $    21,164      $   (25,173)
  Capital gains income...        20,763          --               --                299,654           742,917         --
  Net realized gain
   (loss) gain on
   security
   transactions..........      (264,311)        (101,367)         (12,305)         (910,515)       (3,138,516)      (1,624,130)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       179,361           13,397           (2,658)          281,253           515,564          950,572
                             ----------        ---------         --------        ----------       -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       142,927          (90,808)         (15,855)         (327,966)       (1,858,871)        (698,731)
                             ----------        ---------         --------        ----------       -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............           170              553              (75)           11,818            55,993           23,148
  Net transfers..........     1,124,773          (92,583)          (6,256)         (129,612)         (531,113)        (225,000)
  Surrenders for benefit
   payments and fees.....      (248,949)          (9,511)          (4,306)         (275,794)       (1,040,971)        (291,128)
                             ----------        ---------         --------        ----------       -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       875,994         (101,541)         (10,637)         (393,588)       (1,516,091)        (492,980)
                             ----------        ---------         --------        ----------       -----------      -----------
  Net increase (decrease)
   in net assets.........     1,018,921         (192,349)         (26,492)         (721,554)       (3,374,962)      (1,191,711)
NET ASSETS:
  Beginning of period....     1,689,739          299,125           99,157         1,758,313         7,555,695        2,592,558
                             ----------        ---------         --------        ----------       -----------      -----------
  End of period..........    $2,708,660        $ 106,776         $ 72,665        $1,036,759       $ 4,180,733      $ 1,400,847
                             ==========        =========         ========        ==========       ===========      ===========

                              HARTFORD
                             HIGH YIELD
                              HLS FUND
                           SUB-ACCOUNT (L)
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  259,189
  Capital gains income...       --
  Net realized gain
   (loss) gain on
   security
   transactions..........      (801,391)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       427,182
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (115,020)
                             ----------
UNIT TRANSACTIONS:
  Purchases..............        10,186
  Net transfers..........       (31,551)
  Surrenders for benefit
   payments and fees.....      (207,453)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (228,818)
                             ----------
  Net increase (decrease)
   in net assets.........      (343,838)
NET ASSETS:
  Beginning of period....     1,385,515
                             ----------
  End of period..........    $1,041,677
                             ==========

(f) Effective April 30, 2002, Fortis Series Fund - Diversified Income Series merged with Hartford Bond HLS Fund Sub-Account.
(g) Formerly Fortis Series Fund - Capital Opportunities Series. Change effective April 15, 2002.
(h)  Formerly Fortis Series Fund - Global Equity Series. Change effective
     April 15, 2002.
(i) Effective April 30, 2002, Fortis Series Fund - Global Growth Series merged with Hartford Global Leaders HLS Fund Sub-Account.
(j) Effective April 30, 2002, Fortis Series Fund - Growth & Income Series merged with Hartford Growth and Income HLS Fund Sub-Account.
(k)  Formerly Fortis Series Fund - Growth Stock Series. Change effective
     March 18, 2002.
(l) Effective April 30, 2002, Fortis Series Fund - High Yield Series merged with Hartford High Yield HLS Fund Sub-Account.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                               HARTFORD          HARTFORD
                           HARTFORD INDEX    INTERNATIONAL     INTERNATIONAL
                              HLS FUND      STOCK HLS FUND   STOCK II HLS FUND
                           SUB-ACCOUNT (M)  SUB-ACCOUNT (N)   SUB-ACCOUNT (O)
                           ---------------  ---------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................    $    97,597      $   (5,194)        $  (6,687)
  Capital gains income...        560,102         --               --
  Net realized gain
   (loss) gain on
   security
   transactions..........     (1,601,456)       (797,193)         (547,946)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,203,272)        598,483           392,078
                             -----------      ----------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (2,147,029)       (203,904)         (162,555)
                             -----------      ----------         ---------
UNIT TRANSACTIONS:
  Purchases..............        126,849           1,738             2,425
  Net transfers..........     (1,159,878)       (315,693)          (92,279)
  Surrenders for benefit
   payments and fees.....     (1,302,753)       (353,721)         (173,078)
                             -----------      ----------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (2,335,782)       (667,676)         (262,932)
                             -----------      ----------         ---------
  Net increase (decrease)
   in net assets.........     (4,482,811)       (871,580)         (425,487)
NET ASSETS:
  Beginning of period....      9,983,708       2,089,569           977,254
                             -----------      ----------         ---------
  End of period..........    $ 5,500,897      $1,217,989         $ 551,767
                             ===========      ==========         =========

(m) Effective April 30, 2002, Fortis Series Fund - S&P 500 Index Series merged with Hartford Index HLS Fund Sub-Account.
(n) Formerly Fortis Series Fund - International Stock Series. Change effective April 15, 2002.
(o) Formerly Fortis Series Fund - International Stock II Series. Change effective April 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                               HARTFORD          HARTFORD         HARTFORD         HARTFORD          HARTFORD      HARTFORD SMALL
                           INVESTORS GROWTH  LARGE CAP GROWTH   MID CAP STOCK    MONEY MARKET    MULTISECTOR BOND     CAP VALUE
                               HLS FUND          HLS FUND         HLS FUND         HLS FUND          HLS FUND         HLS FUND
                           SUB-ACCOUNT (P)   SUB-ACCOUNT (Q)   SUB-ACCOUNT (R)  SUB-ACCOUNT (S)  SUB-ACCOUNT (T)   SUB-ACCOUNT (U)
                           ----------------  ----------------  ---------------  ---------------  ----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................      $   (847)       $   (26,991)       $ (11,598)      $   60,471        $  39,636        $   (12,079)
  Capital gains income...       --                --                --               --               --                 273,519
  Net realized gain
   (loss) gain on
   security
   transactions..........       (32,651)        (1,150,313)          (2,752)         (60,965)         (20,841)           102,103
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         9,471            327,674         (142,498)          11,294           (1,279)          (814,698)
                               --------        -----------        ---------       ----------        ---------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (24,027)          (849,630)        (156,848)          10,800           17,516           (451,155)
                               --------        -----------        ---------       ----------        ---------        -----------
UNIT TRANSACTIONS:
  Purchases..............           996              7,507              924              720              401              4,521
  Net transfers..........         9,590           (251,448)          43,043          155,984          (78,837)          (658,496)
  Surrenders for benefit
   payments and fees.....       (24,619)          (187,792)         (97,335)        (767,375)         (77,089)          (252,438)
                               --------        -----------        ---------       ----------        ---------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (14,033)          (431,733)         (53,368)        (610,671)        (155,525)          (906,413)
                               --------        -----------        ---------       ----------        ---------        -----------
  Net increase (decrease)
   in net assets.........       (38,060)        (1,281,363)        (210,216)        (599,871)        (138,009)        (1,357,568)
NET ASSETS:
  Beginning of period....        81,337          2,837,260          926,826        1,862,417          858,197          2,816,248
                               --------        -----------        ---------       ----------        ---------        -----------
  End of period..........      $ 43,277        $ 1,555,897        $ 716,610       $1,262,546        $ 720,188        $ 1,458,680
                               ========        ===========        =========       ==========        =========        ===========

                              HARTFORD
                           SMALLCAP GROWTH
                              HLS FUND
                           SUB-ACCOUNT (V)
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $   (27,088)
  Capital gains income...       --
  Net realized gain
   (loss) gain on
   security
   transactions..........     (1,208,242)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        464,027
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (771,303)
                             -----------
UNIT TRANSACTIONS:
  Purchases..............          5,488
  Net transfers..........       (368,618)
  Surrenders for benefit
   payments and fees.....       (462,481)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (825,611)
                             -----------
  Net increase (decrease)
   in net assets.........     (1,596,914)
NET ASSETS:
  Beginning of period....      2,865,525
                             -----------
  End of period..........    $ 1,268,611
                             ===========

(p) Formerly Fortis Series Fund - Investors Growth Stock Series. Change effective April 15, 2002.
(q) Formerly Fortis Series Fund - Large Cap Growth Series. Change effective April 15, 2002.
(r) Formerly Fortis Series Fund - Mid Cap Stock Series. Change effective April 15, 2002.
(s) Effective April 30 2002, Fortis Series Fund - Money Market Series merged with Hartford Money Market HLS Fund Sub-Account.
(t) Formerly Fortis Series Fund - Multisector Bond Series. Change effective April 15, 2002.
(u) Formerly Fortis Series Fund - Small Cap Value Series. Change effective April 15, 2002.
(v) Formerly Fortis Series Fund - Aggressive Growth Series. Change effective March 18, 2002.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                HARTFORD        HARTFORD VALUE       ING VP
                             U.S. GOVERNMENT     OPPORTUNITIES      EMERGING
                           SECURITIES HLS FUND     HLS FUND       MARKETS FUND
                             SUB-ACCOUNT (W)    SUB-ACCOUNT (X)  SUB-ACCOUNT (Y)
                           -------------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................      $   76,070         $   (11,548)      $    (70)
  Capital gains income...        --                    52,464        --
  Net realized gain
   (loss) gain on
   security
   transactions..........         (23,083)           (327,353)           267
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         137,269            (441,938)        (1,477)
                               ----------         -----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         190,256            (728,375)        (1,280)
                               ----------         -----------       --------
UNIT TRANSACTIONS:
  Purchases..............           1,619              31,261            646
  Net transfers..........       1,336,948            (185,010)          (171)
  Surrenders for benefit
   payments and fees.....        (370,486)           (388,854)       (21,794)
                               ----------         -----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         968,081            (542,603)       (21,319)
                               ----------         -----------       --------
  Net increase (decrease)
   in net assets.........       1,158,337          (1,270,978)       (22,599)
NET ASSETS:
  Beginning of period....       2,256,095           2,866,874         28,232
                               ----------         -----------       --------
  End of period..........      $3,414,432         $ 1,595,896       $  5,633
                               ==========         ===========       ========

(w) Formerly Fortis Series Fund - U.S. Gov't Securities Series. Change effective March 18, 2002.
(x)  Formerly Fortis Series Fund - Value Series. Change effective March 18,
     2002.
(y)  Formerly Pilgrim Emerging Markets Fund. Change effective May 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                           ING VP NATURAL   INVESCO HEALTH      INVESCO          INVESCO       MFS EMERGING     MFS HIGH
                           RESOURCES TRUST   SCIENCE FUND   TECHNOLOGY FUND    EQUITY FUND     GROWTH SERIES  INCOME SERIES
                           SUB-ACCOUNT (Z)   SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (AA)   SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  --------------  ---------------  ----------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $   (139)        $   (105)       $  (1,987)        $  2,615        $    (595)     $  9,529
  Capital gains income...      --               --               --               --               --             --
  Net realized gain
   (loss) gain on
   security
   transactions..........      (14,419)         (26,412)        (736,041)         (18,250)        (166,075)      (31,522)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       10,100          (32,799)         432,914           (7,422)         106,786        25,051
                              --------         --------        ---------         --------        ---------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (4,458)         (59,316)        (305,114)         (23,057)         (59,884)        3,058
                              --------         --------        ---------         --------        ---------      --------
UNIT TRANSACTIONS:
  Purchases..............      --                   390              240             (410)             120         2,445
  Net transfers..........      (66,332)            (870)         (84,186)          30,213          (46,088)       10,217
  Surrenders for benefit
   payments and fees.....      (12,121)         (14,477)         (65,736)         (17,459)         (31,009)       (2,491)
                              --------         --------        ---------         --------        ---------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (78,453)         (14,957)        (149,682)          12,344          (76,977)       10,171
                              --------         --------        ---------         --------        ---------      --------
  Net increase (decrease)
   in net assets.........      (82,911)         (74,273)        (454,796)         (10,713)        (136,861)       13,229
NET ASSETS:
  Beginning of period....      103,876          246,242          705,541          118,210          206,718       137,973
                              --------         --------        ---------         --------        ---------      --------
  End of period..........     $ 20,965         $171,969        $ 250,745         $107,497        $  69,857      $151,202
                              ========         ========        =========         ========        =========      ========

                            MFS STRATEGIC
                            INCOME SERIES
                           SUB-ACCOUNT (BB)
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      $  1,621
  Capital gains income...       --
  Net realized gain
   (loss) gain on
   security
   transactions..........           361
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         1,061
                               --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         3,043
                               --------
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........       --
  Surrenders for benefit
   payments and fees.....       (22,540)
                               --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (22,540)
                               --------
  Net increase (decrease)
   in net assets.........       (19,497)
NET ASSETS:
  Beginning of period....        49,237
                               --------
  End of period..........      $ 29,740
                               ========

(z)  Formerly Pilgrim Natural Resources Fund. Change effective May 1, 2002.
(aa) Formerly INVESCO Industrial Income Portfolio. Change effective May 1, 2002.
(bb) Formerly MFS - VIT World Government Series. Change effective October 31, 2002.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                              MONTGOMERY     NEUBERGER BERMAN
                           VARIABLE SERIES:    AMT LIMITED     NEUBERGER BERMAN
                               EMERGING       MATURITY BOND      AMT PARTNERS
                             MARKETS FUND       PORTFOLIO         PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $   (211)        $   8,617          $    162
  Capital gains income...       --                --                --
  Net realized gain
   (loss) gain on
   security
   transactions..........        10,570            (6,417)           (6,450)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (11,741)            2,880            (7,072)
                               --------         ---------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (1,382)            5,080           (13,360)
                               --------         ---------          --------
UNIT TRANSACTIONS:
  Purchases..............           829            10,240           --
  Net transfers..........       (50,200)          168,894             8,673
  Surrenders for benefit
   payments and fees.....        (6,954)         (114,492)          (36,631)
                               --------         ---------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (56,325)           64,642           (27,958)
                               --------         ---------          --------
  Net increase (decrease)
   in net assets.........       (57,707)           69,722           (41,318)
NET ASSETS:
  Beginning of period....        86,258            99,458            84,124
                               --------         ---------          --------
  End of period..........      $ 28,551         $ 169,180          $ 42,806
                               ========         =========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                           SAFECO                                     THE STRONG
                             SAFECO        GROWTH      THE STRONG    THE STRONG        MID CAP         VAN ECK       VAN ECK
                             EQUITY     OPPORTUNITIES   DISCOVERY   INTERNATIONAL       GROWTH        WORLDWIDE   WORLDWIDE HARD
                            PORTFOLIO     PORTFOLIO      FUND II    STOCK FUND II      FUND II        BOND FUND    ASSETS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (CC)  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  -----------  -------------  ----------------  -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   1,479     $  (1,471)    $   (265)     $  1,762         $   (11)        $   (33)      $    103
  Capital gains income...      --               852       --            --             --               --            --
  Net realized gain
   (loss) gain on
   security
   transactions..........     (27,115)      (48,876)     (18,543)      (59,069)              2            (219)        (1,956)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (46,318)     (108,657)      10,012        40,613          (2,376)          2,053           (260)
                            ---------     ---------     --------      --------         -------         -------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (71,954)     (158,152)      (8,796)      (16,694)         (2,385)          1,801         (2,113)
                            ---------     ---------     --------      --------         -------         -------       --------
UNIT TRANSACTIONS:
  Purchases..............       1,646         1,706          887         1,837          48,426          11,200           (205)
  Net transfers..........      (4,959)        5,547      (31,321)      (53,824)           (374)          4,240         (7,657)
  Surrenders for benefit
   payments and fees.....     (61,972)     (205,509)     (50,897)       (4,256)             (4)         (2,800)       (11,954)
                            ---------     ---------     --------      --------         -------         -------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (65,285)     (198,256)     (81,331)      (56,243)         48,048          12,640        (19,816)
                            ---------     ---------     --------      --------         -------         -------       --------
  Net increase (decrease)
   in net assets.........    (137,239)     (356,408)     (90,127)      (72,937)         45,663          14,441        (21,929)
NET ASSETS:
  Beginning of period....     345,531       511,047       90,127        72,937         --                4,686         22,419
                            ---------     ---------     --------      --------         -------         -------       --------
  End of period..........   $ 208,292     $ 154,639     $ --          $ --             $45,663         $19,127       $    490
                            =========     =========     ========      ========         =======         =======       ========

(cc) From inception, April 26, 2002 to December 31, 2002.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                             ALLIANCE
                           INTERNATIONAL  ALLIANCE MONEY
                             PORTFOLIO    MARKET PORFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $    19,209    $    104,987
  Net realized gain
   (loss) on security
   transactions..........       (87,793)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         3,808        --
                            -----------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (64,776)        104,987
                            -----------    ------------
UNIT TRANSACTIONS:
  Purchases..............     1,961,906      16,169,308
  Surrenders for benefit
   payments and fees.....    (1,986,868)    (15,881,995)
                            -----------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (24,962)        287,313
                            -----------    ------------
  Net increase (decrease)
   in net assets.........       (89,738)        392,300
NET ASSETS:
  Beginning of period....       278,235       2,813,189
                            -----------    ------------
  End of period..........   $   188,497    $  3,205,489
                            ===========    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                              AMERICAN        FEDERATED       FEDERATED
                              ALLIANCE       AMERICAN        CENTURY VP       AMERICAN         FUND FOR        FEDERATED
                           PREMIER GROWTH   CENTURY VP         CAPITAL         LEADERS     U.S. GOVERNMENT    HIGH INCOME
                             PORTFOLIO     BALANCED FUND  APPRECIATION FUND    FUND II    SECURITIES FUND II  BOND FUND II
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -------------  -----------------  -----------  ------------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $    47,376      $  6,389         $  43,822       $     429      $    11,157       $  10,515
  Net realized gain
   (loss) on security
   transactions..........      (241,267)       (8,150)          (61,889)         (1,375)           9,864         (15,991)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        30,727        (2,098)          (18,252)            755           (2,903)          8,339
                            -----------      --------         ---------       ---------      -----------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (163,164)       (3,859)          (36,319)           (191)          18,118           2,863
                            -----------      --------         ---------       ---------      -----------       ---------
UNIT TRANSACTIONS:
  Purchases..............     2,536,995        48,046            72,111         618,027        1,228,540         136,253
  Surrenders for benefit
   payments and fees.....    (2,557,375)      (92,116)         (126,991)       (607,574)      (1,034,806)       (193,475)
                            -----------      --------         ---------       ---------      -----------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (20,380)      (44,070)          (54,880)         10,453          193,734         (57,222)
                            -----------      --------         ---------       ---------      -----------       ---------
  Net increase (decrease)
   in net assets.........      (183,544)      (47,929)          (91,199)         10,262          211,852         (54,359)
NET ASSETS:
  Beginning of period....       990,775       116,353           163,270         147,793          261,642         134,434
                            -----------      --------         ---------       ---------      -----------       ---------
  End of period..........   $   807,231      $ 68,424         $  72,071       $ 158,055      $   473,494       $  80,075
                            ===========      ========         =========       =========      ===========       =========


                            FEDERATED
                             UTILITY
                             FUND II
                           SUB-ACCOUNT
                           -----------
OPERATIONS:
  Net investment income
   (loss)................   $  2,736
  Net realized gain
   (loss) on security
   transactions..........    (14,121)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,074
                            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (9,311)
                            --------
UNIT TRANSACTIONS:
  Purchases..............     22,601
  Surrenders for benefit
   payments and fees.....    (82,924)
                            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (60,323)
                            --------
  Net increase (decrease)
   in net assets.........    (69,634)
NET ASSETS:
  Beginning of period....    104,543
                            --------
  End of period..........   $ 34,909
                            ========

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           FORTIS SERIES
                           FUND - ASSET    FORTIS SERIES
                            ALLOCATION    FUND - AMERICAN
                              SERIES      LEADERS SERIES
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $  334,870       $   (829)
  Net realized gain
   (loss) on security
   transactions..........      (93,590)          (725)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (531,082)        (5,765)
                            ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (289,802)        (7,319)
                            ----------       --------
UNIT TRANSACTIONS:
  Purchases..............      157,374        272,809
  Surrenders for benefit
   payments and fees.....     (590,406)        (5,327)
                            ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (433,032)       267,482
                            ----------       --------
  Net increase (decrease)
   in net assets.........     (722,834)       260,163
NET ASSETS:
  Beginning of period....    3,579,235         37,172
                            ----------       --------
  End of period..........   $2,856,401       $297,335
                            ==========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                                                               FORTIS SERIES
                           FORTIS SERIES   FORTIS SERIES     FORTIS SERIES     FUND - CAPITAL  FORTIS SERIES  FORTIS SERIES
                            FUND - BLUE     FUND - BLUE    FUND - DIVERSIFIED  OPPORTUNITIES   FUND - GLOBAL  FUND - GROWTH
                            CHIP SERIES    CHIP II SERIES    INCOME SERIES         SERIES      EQUITY SERIES  STOCK SERIES
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  --------------  ------------------  --------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   (77,810)      $ (2,404)        $  111,952         $ (2,921)       $  (506)     $   713,523
  Net realized gain
   (loss) on security
   transactions..........       (16,659)        (3,226)           (20,067)         (25,116)          (265)        (171,185)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (972,253)       (41,199)           (12,853)         (40,027)        (6,834)      (1,421,417)
                            -----------       --------         ----------         --------        -------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,066,722)       (46,829)            79,032          (68,064)        (7,605)        (879,079)
                            -----------       --------         ----------         --------        -------      -----------
UNIT TRANSACTIONS:
  Purchases..............       248,808        134,153            442,433          359,572         65,401          283,907
  Surrenders for benefit
   payments and fees.....      (783,556)        (8,477)          (280,182)         (56,634)        (1,159)        (477,054)
                            -----------       --------         ----------         --------        -------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (534,748)       125,676            162,251          302,938         64,242         (193,147)
                            -----------       --------         ----------         --------        -------      -----------
  Net increase (decrease)
   in net assets.........    (1,601,470)        78,847            241,283          234,874         56,637       (1,072,226)
NET ASSETS:
  Beginning of period....     6,933,348        126,772          1,448,456           64,251         42,520        3,664,784
                            -----------       --------         ----------         --------        -------      -----------
  End of period..........   $ 5,331,878       $205,619         $1,689,739         $299,125        $99,157      $ 2,592,558
                            ===========       ========         ==========         ========        =======      ===========

                           FORTIS SERIES
                              FUND -
                           INTERNATIONAL
                           STOCK SERIES
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $  175,215
  Net realized gain
   (loss) on security
   transactions..........      (93,336)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (803,906)
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (722,027)
                            ----------
UNIT TRANSACTIONS:
  Purchases..............      345,699
  Surrenders for benefit
   payments and fees.....     (488,915)
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (143,216)
                            ----------
  Net increase (decrease)
   in net assets.........     (865,243)
NET ASSETS:
  Beginning of period....    2,954,812
                            ----------
  End of period..........   $2,089,569
                            ==========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                              FORTIS SERIES       FORTIS SERIES
                           FUND - INTERNATIONAL  FUND - INVESTORS
                             STOCK SERIES II      GROWTH SERIES
                               SUB-ACCOUNT         SUB-ACCOUNT
                           --------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $  (15,865)          $  (958)
  Net realized gain
   (loss) on security
   transactions..........         (144,242)           (3,079)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (171,987)          (15,715)
                                ----------           -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (332,094)          (19,752)
                                ----------           -------
UNIT TRANSACTIONS:
  Purchases..............           87,803            60,100
  Surrenders for benefit
   payments and fees.....         (316,947)           (7,808)
                                ----------           -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (229,144)           52,292
                                ----------           -------
  Net increase (decrease)
   in net assets.........         (561,238)           32,540
NET ASSETS:
  Beginning of period....        1,538,492            48,797
                                ----------           -------
  End of period..........       $  977,254           $81,337
                                ==========           =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                            FORTIS SERIES     FORTIS SERIES      FORTIS SERIES       FORTIS SERIES      FORTIS SERIES
                           FUND - LARGE CAP  FUND - MID CAP   FUND - MULTISECTOR   FUND - SMALL CAP   FUND - AGGRESSIVE
                            GROWTH SERIES     STOCK SERIES        BOND SERIES        VALUE SERIES       GROWTH SERIES
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ---------------  -------------------  -----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $  (40,467)       $ (8,591)          $ (10,526)         $  (24,487)         $  348,448
  Net realized gain
   (loss) on security
   transactions..........        (98,028)         (3,613)              4,037              13,122            (195,901)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (420,689)        (22,309)             34,134             318,528            (967,667)
                              ----------        --------           ---------          ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (559,184)        (34,513)             27,645             307,163            (815,120)
                              ----------        --------           ---------          ----------          ----------
UNIT TRANSACTIONS:
  Purchases..............        375,414         300,558             398,940           1,689,427             509,430
  Surrenders for benefit
   payments and fees.....       (314,794)        (71,417)           (132,766)           (233,451)           (546,346)
                              ----------        --------           ---------          ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         60,620         229,141             266,174           1,455,976             (36,916)
                              ----------        --------           ---------          ----------          ----------
  Net increase (decrease)
   in net assets.........       (498,564)        194,628             293,819           1,763,139            (852,036)
NET ASSETS:
  Beginning of period....      3,335,824         732,198             564,378           1,053,109           3,717,561
                              ----------        --------           ---------          ----------          ----------
  End of period..........     $2,837,260        $926,826           $ 858,197          $2,816,248          $2,865,525
                              ==========        ========           =========          ==========          ==========

                             FORTIS SERIES
                           FUND - U.S. GOV'T      FORTIS SERIES
                           SECURITIES SERIES   FUND - VALUE SERIES
                              SUB-ACCOUNT          SUB-ACCOUNT
                           ------------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................      $   87,191          $  345,927
  Net realized gain
   (loss) on security
   transactions..........           6,918              51,934
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          29,041            (529,113)
                               ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         123,150            (131,252)
                               ----------          ----------
UNIT TRANSACTIONS:
  Purchases..............         694,303             307,542
  Surrenders for benefit
   payments and fees.....        (361,127)           (510,381)
                               ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         333,176            (202,839)
                               ----------          ----------
  Net increase (decrease)
   in net assets.........         456,326            (334,091)
NET ASSETS:
  Beginning of period....       1,799,769           3,200,965
                               ----------          ----------
  End of period..........      $2,256,095          $2,866,874
                               ==========          ==========

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           PILGRIM NATURAL
                              RESOURCES     PILGRIM EMERGING
                             TRUST FUND       MARKETS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $    (304)        $  1,406
  Net realized gain
   (loss) on security
   transactions..........        (8,397)          (5,252)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (14,860)           4,696
                              ---------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (23,561)             850
                              ---------         --------
UNIT TRANSACTIONS:
  Purchases..............       260,878           50,615
  Surrenders for benefit
   payments and fees.....      (152,541)         (40,754)
                              ---------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       108,337            9,861
                              ---------         --------
  Net increase (decrease)
   in net assets.........        84,776           10,711
NET ASSETS:
  Beginning of period....        19,100           17,521
                              ---------         --------
  End of period..........     $ 103,876         $ 28,232
                              =========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                             INVESCO                        INVESCO
                              HEALTH         INVESCO      INDUSTRIAL   MFS EMERGING     MFS HIGH         MFS WORLD
                           SCIENCE FUND  TECHNOLOGY FUND  INCOME FUND  GROWTH SERIES  INCOME SERIES  GOVERNMENT SERIES
                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  ---------------  -----------  -------------  -------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $  (1,171)     $   (3,900)     $     13      $  15,383      $ 15,106         $  2,605
  Net realized gain
   (loss) on security
   transactions..........     (26,013)       (564,584)       (1,082)       (51,215)      (18,775)             809
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (42,486)        (82,040)      (10,201)       (81,905)        5,605             (726)
                            ---------      ----------      --------      ---------      --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (69,670)       (650,524)      (11,270)      (117,737)        1,936            2,688
                            ---------      ----------      --------      ---------      --------         --------
UNIT TRANSACTIONS:
  Purchases..............     309,306         831,101        54,269         65,329        51,057           31,371
  Surrenders for benefit
   payments and fees.....    (475,547)       (750,304)      (15,243)      (100,358)      (93,800)         (52,271)
                            ---------      ----------      --------      ---------      --------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (166,241)         80,797        39,026        (35,029)      (42,743)         (20,900)
                            ---------      ----------      --------      ---------      --------         --------
  Net increase (decrease)
   in net assets.........    (235,911)       (569,727)       27,756       (152,766)      (40,807)         (18,212)
NET ASSETS:
  Beginning of period....     482,153       1,275,268        90,454        359,484       178,780           67,449
                            ---------      ----------      --------      ---------      --------         --------
  End of period..........   $ 246,242      $  705,541      $118,210      $ 206,718      $137,973         $ 49,237
                            =========      ==========      ========      =========      ========         ========

                              MONTGOMERY
                           VARIABLE SERIES:
                               EMERGING
                             MARKETS FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................     $    (272)
  Net realized gain
   (loss) on security
   transactions..........        (7,928)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         7,990
                              ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (210)
                              ---------
UNIT TRANSACTIONS:
  Purchases..............       716,523
  Surrenders for benefit
   payments and fees.....      (703,372)
                              ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        13,151
                              ---------
  Net increase (decrease)
   in net assets.........        12,941
NET ASSETS:
  Beginning of period....        73,317
                              ---------
  End of period..........     $  86,258
                              =========

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           NEUBERGER BERMAN
                             AMT LIMITED     NEUBERGER BERMAN
                            MATURITY BOND      AMT PARTNERS
                              PORTFOLIO         PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   2,210         $   6,208
  Net realized gain
   (loss) on security
   transactions..........         7,019            (9,090)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         2,763            (4,304)
                              ---------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        11,992            (7,186)
                              ---------         ---------
UNIT TRANSACTIONS:
  Purchases..............       488,509           100,624
  Surrenders for benefit
   payments and fees.....      (444,997)         (121,500)
                              ---------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        43,512           (20,876)
                              ---------         ---------
  Net increase (decrease)
   in net assets.........        55,504           (28,062)
NET ASSETS:
  Beginning of period....        43,954           112,186
                              ---------         ---------
  End of period..........     $  99,458         $  84,124
                              =========         =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                              SAFECO
                               SAFECO         GROWTH      THE STRONG    THE STRONG      VAN ECK       VAN ECK
                               EQUITY      OPPORTUNITIES   DISCOVERY   INTERNATIONAL   WORLDWIDE   WORLDWIDE HARD
                             PORTFOLIO       PORTFOLIO      FUND II    STOCK FUND II   BOND FUND    ASSETS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  -------------  -----------  -------------  -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $       813     $     4,833    $  28,361     $  2,654      $    948       $    177
  Net realized gain
   (loss) on security
   transactions..........       (61,681)         (8,370)     (21,202)      (6,850)       (1,705)          (691)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        19,953          78,246       (5,916)     (17,050)         (107)          (995)
                            -----------     -----------    ---------     --------      --------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (40,915)         74,709        1,243      (21,246)         (864)        (1,509)
                            -----------     -----------    ---------     --------      --------       --------
UNIT TRANSACTIONS:
  Purchases..............     1,721,075       1,245,176      132,252        9,377        --             13,005
  Surrenders for benefit
   payments and fees.....    (1,823,507)     (1,001,961)    (120,652)     (11,722)      (18,589)       (15,157)
                            -----------     -----------    ---------     --------      --------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (102,432)        243,215       11,600       (2,345)      (18,589)        (2,152)
                            -----------     -----------    ---------     --------      --------       --------
  Net increase (decrease)
   in net assets.........      (143,347)        317,924       12,843      (23,591)      (19,453)        (3,661)
NET ASSETS:
  Beginning of period....       488,878         193,123       77,284       96,528        24,139         26,080
                            -----------     -----------    ---------     --------      --------       --------
  End of period..........   $   345,531     $   511,047    $  90,127     $ 72,937      $  4,686       $ 22,419
                            ===========     ===========    =========     ========      ========       ========

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    Fortis Separate Account A (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2002.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  DEDUCTIONS AND CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the Contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-46 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                           PURCHASES    PROCEEDS
FUND                                        AT COST    FROM SALES
----                                      -----------  -----------
Alliance International Portfolio........  $    64,993  $    77,472
Alliance Money Market Porfolio..........   12,633,894   14,006,468
Alliance Premier Growth Portfolio.......       37,583      170,497
American Century VP Balanced Fund.......       29,464       22,636
American Century VP Capital Appreciation
 Fund...................................       11,021       34,047
Federated American Leaders Fund II......      270,217      272,237
Federated Fund for U.S. Government
 Securities Fund II.....................       81,283      208,101
Federated High Income Bond Fund II......      131,622      116,253
Federated Utility Fund II...............        5,103        4,359
Hartford Advisers HLS Fund..............    2,717,052    3,186,509
Hartford American Leaders HLS Fund......       48,984      121,956
Hartford Blue Chip Stock HLS Fund.......      594,648    2,126,583
Hartford Blue Chip Stock II HLS Fund....      382,303      447,168
Hartford Bond HLS Fund..................    3,299,261    2,201,934
Hartford Capital Opportunities HLS
 Fund...................................       24,334      161,382
Hartford Global Equity HLS Fund.........       31,351       48,040
Hartford Global Leaders HLS Fund........    1,940,178    2,138,025
Hartford Growth and Income HLS Fund.....    7,610,792    8,776,375
Hartford Growth Opportunities HLS
 Fund...................................       45,222      767,279
Hartford High Yield HLS Fund............    1,675,917    1,676,248
Hartford Index HLS Fund.................   15,164,865   17,280,805
Hartford International Stock HLS Fund...       68,573      900,893
Hartford International Stock II HLS
 Fund...................................        8,738      366,549
Hartford Investors Growth HLS Fund......       32,332       57,203
Hartford Large Cap Growth HLS Fund......       96,618      702,703
Hartford Mid Cap Stock HLS Fund.........      228,676      339,599
Hartford Money Market HLS Fund..........    3,182,328    3,734,673
Hartford Multisector Bond HLS Fund......      101,165      216,847
Hartford Small Cap Value HLS Fund.......    1,111,898    1,954,664
Hartford SmallCap Growth HLS Fund.......      413,404    1,517,517
Hartford U.S. Government Securities HLS
 Fund...................................    3,474,941    2,442,251
Hartford Value Opportunities HLS Fund...      227,077      849,308
ING VP Emerging Markets Fund............      --            23,365
ING VP Natural Resources Trust..........        2,781       95,375
INVESCO Health Science Fund.............       15,915       33,059
INVESCO Technology Fund.................       82,570      369,170
INVESCO Equity Fund.....................      118,234      112,426
MFS Emerging Growth Series..............        6,997      111,738
MFS High Income Series..................       38,452       19,818
MFS Strategic Income Series.............        1,865       22,233
Montgomery Variable Series: Emerging
 Markets Fund...........................      352,083      401,909
Neuberger Berman AMT Limited Maturity
 Bond Portfolio.........................      209,103      139,648
Neuberger Berman AMT Partners
 Portfolio..............................       11,846       42,080
SAFECO Equity Portfolio.................    1,128,250    1,209,692
SAFECO Growth Opportunities Portfolio...    4,564,595    4,807,670
The Strong Discovery Fund II............       70,987      165,503

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                           PURCHASES    PROCEEDS
FUND                                        AT COST    FROM SALES
----                                      -----------  -----------
The Strong International Stock Fund
 II.....................................  $    13,632  $    85,385
The Strong Mid Cap Growth Fund II.......       48,425          386
Van Eck Worldwide Bond Fund Fund........       15,438        2,677
Van Eck Worldwide Hard Assets Fund......        8,108       33,178
                                          -----------  -----------
Grand Total.............................  $62,435,118  $74,601,893
                                          ===========  ===========

 5.  CHANGES IN SHARES* OUTSTANDING:

    The changes in shares outstanding for the year ended December 31, 2002 was as follows:

                                            SHARES      SHARES
FUND                                      PURCHASED      SOLD
----                                      ----------  ----------
Alliance International Portfolio               6,374       6,727
Alliance Money Market Porfolio            12,190,911  13,416,093
Alliance Premier Growth Portfolio              1,650       7,171
American Century VP Balanced Fund              5,097       3,382
American Century VP Capital Appreciation
 Fund                                          1,875       4,587
Federated American Leaders Fund II            15,038      15,045
Federated Fund for U.S. Government
 Securities Fund II                            7,083      18,347
Federated High Income Bond Fund II            18,261      15,570
Federated Utility Fund II                        609         488
Hartford Advisors HLS Fund, Inc.           1,179,035   1,263,246
Hartford American Leaders HLS Fund             5,265      12,310
Hartford Blue Chip Stock HLS Fund             45,744     142,265
Hartford Blue Chip Stock II HLS Fund          67,524      77,237
Hartford Bond HLS Fund, Inc.               1,884,086   1,816,803
Hartford Capital Opportunities HLS Fund        3,757      24,602
Hartford Global Equity HLS Fund                3,800       5,708
Hartford Global Leaders HLS Fund           1,196,248   1,202,795
Hartford Growth and Income HLS Fund        6,391,857   6,380,689
Hartford Growth Opportunities HLS Fund         2,373      31,332
Hartford High Yield HLS Fund               1,583,041   1,663,376
Hartford Index HLS Fund                    4,382,327   4,734,285
Hartford International Stock HLS Fund          6,867      76,746
Hartford International Stock II HLS Fund       1,111      35,866
Hartford Investors Growth HLS Fund             5,445       8,466
Hartford Large Cap Growth HLS Fund            12,241      69,794
Hartford Mid Cap Stock HLS Fund               23,103      33,522
Hartford Money Market HLS Fund             2,910,331   1,815,782
Hartford Multisector Bond HLS Fund            10,566      21,612
Hartford Small Cap Value HLS Fund             94,325     158,586
Hartford SmallCap Growth HLS Fund             36,514     102,400
Hartford U.S. Government Securities HLS
 Fund                                        311,867     220,333
Hartford Value Opportunities HLS Fund         18,247      64,574
ING VP Emerging Markets Fund                  --           4,484
ING VP Natural Resources Trust                   212       6,857
INVESCO Health Science Fund                    1,026       2,053
INVESCO Technology Fund                        5,330      20,532
INVESCO Equity Fund                            6,589       5,687

* Shares are equivalent of units owned by participants prior to applicable management fees.

_____________________________________ SA-48 ____________________________________

                                            SHARES      SHARES
FUND                                      PURCHASED      SOLD
----                                      ----------  ----------
MFS Emerging Growth Series                       451       6,083
MFS High Income Series                         4,283       2,095
MFS Strategic Income Series                      190       2,245
Montgomery Variable Series: Emerging
 Markets Fund                                 48,606      56,171
Neuberger Berman AMT Limited Maturity
 Bond Portfolio                               15,602      10,454
Neuberger Berman AMT Partners Portfolio          804       2,626
SAFECO Equity Portfolio                       52,633      55,098
SAFECO Growth Opportunities Portfolio        257,694     269,669
The Strong Discovery Fund II                   6,944      15,677
The Strong International Stock Fund II         2,262      12,065
The Strong Mid Cap Growth Fund II              4,500          36
Van Eck Worldwide Bond Fund Fund               1,442         269
Van Eck Worldwide Hard Assets Fund               703       2,752
                                          ----------  ----------
                                          32,831,843  33,924,592
                                          ==========  ==========

 6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                    INVESTMENT
                                                 UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  -----------  --------------  -------  ----------  -----------
ALLIANCE INTERNATIONAL PORTFOLIO
  2002  Lowest contract charges       17,707  $ 8.818909     $  156,160      0.25%       0.05%      (15.66)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges       18,028   10.455866        188,497      0.45%       8.65%      (22.80)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
ALLIANCE MONEY MARKET PORFOLIO
  2002  Lowest contract charges      153,929   12.953735      1,993,957      0.26%       0.60%        0.66%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges      249,084   12.869044      3,205,479      0.45%       3.98%        3.11%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
ALLIANCE PREMIER GROWTH PORTFOLIO
  2002  Lowest contract charges       32,143   14.421067        463,541      0.24%     --           (30.96)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges       38,648   20.886728        807,231      0.45%       5.69%      (17.63)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
AMERICAN CENTURY VP BALANCED FUND
  2002  Lowest contract charges        5,264   13.343030         70,242      0.25%     --            (9.96)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges        4,617   14.819239         68,424      0.45%       7.47%       (4.12)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                    INVESTMENT
                                                 UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  -----------  --------------  -------  ----------  -----------
AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
  2002  Lowest contract charges        4,652  $ 8.764090     $   40,770      0.22%     --           (21.55)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges        6,451   11.172198         72,071      0.45%      37.64%      (28.80)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
FEDERATED AMERICAN LEADERS FUND II
  2002  Lowest contract charges        8,651   14.419885        124,750      0.25%     --           (20.57)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges        8,706   18.155123        158,055      0.45%       0.54%       (4.68)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND II
  2002  Lowest contract charges       24,907   14.508435        361,358      0.25%     --             8.56%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges       35,429   13.364468        473,494      0.45%       3.64%        6.55%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
FEDERATED HIGH INCOME BOND FUND II
  2002  Lowest contract charges        7,746   11.945703         92,534      0.26%     --             0.95%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges        6,767   11.833851         80,075      0.45%      10.30%        0.86%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
FEDERATED UTILITY FUND II
  2002  Lowest contract charges        2,858    9.178114         26,233      0.25%     --           (24.25)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges        2,881   12.116197         34,909      0.45%       4.34%      (14.16)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
HARTFORD ADVISERS HLS FUND
  2002  Lowest contract charges      637,250    2.990023      1,905,391      0.74%      2.850%      (16.04)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges      802,087    3.561210      2,856,401      1.35%      11.71%       (8.14)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
HARTFORD AMERICAN LEADERS HLS FUND
  2002  Lowest contract charges       22,582    7.818789        176,566      0.71%       0.92%      (20.98)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges       30,049    9.894713        297,329      1.35%       0.92%       (4.79)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --

_____________________________________ SA-50 ____________________________________

                                                                                    INVESTMENT
                                                 UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  -----------  --------------  -------  ----------  -----------
HARTFORD BLUE CHIP STOCK HLS FUND
  2002  Lowest contract charges      214,585  $13.072493     $2,805,156      0.74%     --           (25.41)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges      304,228   17.525944      5,331,878      1.35%     --           (15.57)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
HARTFORD BLUE CHIP STOCK II HLS FUND
  2002  Lowest contract charges       20,806    4.868391        101,292      0.85%     --           (27.04)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges       30,816    6.672601        205,619      1.35%     --           (23.55)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
HARTFORD BOND HLS FUND
  2002  Lowest contract charges    1,118,413    2.421879      2,708,660      0.79%       3.96%        8.64%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges      758,011    2.229174      1,689,739      1.35%       8.57%        5.25%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
  2002  Lowest contract charges       23,064    4.629555        106,776      0.66%     --           (29.80)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges       45,354    6.595210        299,116      1.35%     --           (24.66)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
HARTFORD GLOBAL EQUITY HLS FUND
  2002  Lowest contract charges       10,110    7.187427         72,665      0.76%       0.31%      (12.98)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges       12,005    8.259720         99,157      1.35%       0.84%      (10.84)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
HARTFORD GLOBAL LEADERS HLS FUND
  2002  Lowest contract charges       64,084   16.178210      1,036,759      0.74%       0.76%      (20.41)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges       86,498   20.327694      1,758,313      1.35%       5.58%      (24.82)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
HARTFORD GROWTH AND INCOME HLS FUND
  2002  Lowest contract charges      255,773   16.345476      4,180,733      0.72%       0.41%      (25.70)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges      343,449   21.999499      7,555,695      1.35%       8.83%      (10.79)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                    INVESTMENT
                                                 UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  -----------  --------------  -------  ----------  -----------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2002  Lowest contract charges      424,252  $ 3.301923     $1,400,847      0.71%     --           (28.62)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges      560,434    4.625983      2,592,558      1.35%      24.02%      (23.90)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
HARTFORD HIGH YIELD HLS FUND
  2002  Lowest contract charges       96,354   10.810925      1,041,677      0.77%       5.42%       (8.38)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges      117,416   11.800043      1,385,515      1.35%      11.76%       (0.12)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
HARTFORD INDEX HLS FUND
  2002  Lowest contract charges       21,654   11.961142        259,012      0.23%       0.89%      (22.82)%
        Highest contract charges     399,819   13.110654      5,241,885      0.71%       0.93%      (23.51)%
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges       41,878   15.497037        648,982      0.45%       3.44%      (12.68)%
        Highest contract charges     544,609   17.140205      9,334,726      1.35%       3.44%      (13.47)%
        Remaining contract
        charges                       --          --            --           --        --           --
HARTFORD INTERNATIONAL STOCK HLS FUND
  2002  Lowest contract charges      104,211   11.687669      1,217,989      0.74%     --           (10.96)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges      159,196   13.125755      2,089,569      1.35%       8.24%      (25.30)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
HARTFORD INTERNATIONAL STOCK II HLS FUND
  2002  Lowest contract charges       59,965    9.201424        551,767      0.73%     --           (18.82)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges       86,217   11.334809        977,254      1.35%     --           (22.54)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
HARTFORD INVESTORS GROWTH HLS FUND
  2002  Lowest contract charges        9,221    4.693288         43,277      0.68%     --           (28.97)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges       12,311    6.607118         81,337      1.35%     --           (25.80)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
HARTFORD LARGE CAP GROWTH HLS FUND
  2002  Lowest contract charges      228,040    6.822901      1,555,897      0.72%     --           (31.97)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges      282,918   10.028555      2,837,260      1.35%     --           (16.05)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --

_____________________________________ SA-52 ____________________________________

                                                                                    INVESTMENT
                                                 UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  -----------  --------------  -------  ----------  -----------
HARTFORD MID CAP STOCK HLS FUND
  2002  Lowest contract charges       78,187  $ 9.165374     $  716,610      0.77%     --           (14.23)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges       86,738   10.685410        926,826      1.35%       0.30%       (5.47)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
HARTFORD MONEY MARKET HLS FUND
  2002  Lowest contract charges      739,544    1.707196      1,262,546      0.86%       0.83%        0.15%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges    1,092,512    1.704712      1,862,417      1.35%       4.49%        2.54%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
HARTFORD MULTISECTOR BOND HLS FUND
  2002  Lowest contract charges       54,203   13.286778        720,188      0.79%     --             2.54%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges       66,233   12.957172        858,197      1.35%     --             4.19%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
HARTFORD SMALL CAP VALUE HLS FUND
  2002  Lowest contract charges      109,303   13.345282      1,458,680      0.74%     --           (16.30)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges      176,627   15.944607      2,816,248      1.35%     --            19.37%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
HARTFORD SMALLCAP GROWTH HLS FUND
  2002  Lowest contract charges       83,803   15.138100      1,268,611      0.70%     --           (29.79)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges      132,902   21.561181      2,865,525      1.35%      11.81%      (21.26)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2002  Lowest contract charges      149,889   22.779788      3,414,432      0.83%     --             9.25%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges      108,197   20.851760      2,256,095      1.35%       5.71%        6.09%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2002  Lowest contract charges      120,802   13.210798      1,595,896      0.72%     --           (25.96)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges      160,674   17.842751      2,866,874      1.35%      12.74%       (3.86)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                    INVESTMENT
                                                 UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  -----------  --------------  -------  ----------  -----------
ING VP EMERGING MARKETS FUND
  2002  Lowest contract charges          878  $ 6.418426     $    5,633      0.20%     --            (9.71)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges        3,971    7.108720         28,232      0.45%       6.49%      (11.04)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
ING VP NATURAL RESOURCES TRUST
  2002  Lowest contract charges        1,867   11.230070         20,965      0.18%       0.26%       (2.54)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges        9,015   11.522323        103,876      0.45%     --           (16.31)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
INVESCO HEALTH SCIENCE FUND
  2002  Lowest contract charges       12,373   13.898552        171,969      0.26%     --           (24.54)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges       13,369   18.419133        246,242      0.45%       0.01%      (13.26)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
INVESCO TECHNOLOGY FUND
  2002  Lowest contract charges       31,219    8.031808        250,745      0.20%     --           (47.08)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges       46,483   15.178321        705,541      0.45%     --           (46.07)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
INVESCO EQUITY FUND
  2002  Lowest contract charges        8,872   12.116737        107,497      0.24%       1.69%      (18.58)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges        7,943   14.882395        118,210      0.45%       0.45%      (10.30)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
MFS EMERGING GROWTH SERIES
  2002  Lowest contract charges        6,174   11.314430         69,857      0.21%     --           (34.06)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges       12,048   17.158125        206,718      0.45%       5.83%      (33.78)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
MFS HIGH INCOME SERIES
  2002  Lowest contract charges       12,066   12.531160        151,202      0.27%     --             2.11%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges       11,243   12.272332        137,973      0.45%      10.04%        1.62%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --

_____________________________________ SA-54 ____________________________________

                                                                                    INVESTMENT
                                                 UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  -----------  --------------  -------  ----------  -----------
MFS STRATEGIC INCOME SERIES
  2002  Lowest contract charges        2,369  $12.553012     $   29,740      0.25%     --             7.91%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges        4,233   11.632921         49,237      0.45%       4.96%        4.29%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND
  2002  Lowest contract charges        4,487    6.362592         28,551      0.25%       0.09%      (10.09)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges       12,189    7.076607         86,277      0.45%     --            (7.38)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO
  2002  Lowest contract charges       12,712   13.308572        169,180      0.23%     --             4.87%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges        7,837   12.690569         99,458      0.45%       3.99%        8.30%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
  2002  Lowest contract charges        4,223   10.135482         42,806      0.21%     --           (24.48)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges        6,268   13.421767         84,124      0.45%       6.94%       (3.30)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
SAFECO EQUITY PORTFOLIO
  2002  Lowest contract charges       21,449    9.711024        208,292      0.23%       0.97%      (26.24)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges       26,245   13.165723        345,531      0.45%       0.45%      (10.30)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
SAFECO GROWTH OPPORTUNITIES PORTFOLIO
  2002  Lowest contract charges       14,034   11.018552        154,639      0.18%     --           (37.95)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges       28,780   17.757031        511,047      0.45%     --           (46.07)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
THE STRONG MID CAP GROWTH FUND II
  2002  Lowest contract charges        6,753    6.761785         45,663      0.29%     --           (28.63)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                    INVESTMENT
                                                 UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  -----------  --------------  -------  ----------  -----------
VAN ECK WORLDWIDE BOND FUND
  2002  Lowest contract charges        1,525  $12.540005     $   19,127      0.32%     --            21.11%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges          453   10.354186          4,686      0.45%       7.11%       (5.48)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
VAN ECK WORLDWIDE HARD ASSETS FUND
  2002  Lowest contract charges           63    7.754362            490      0.21%     --            (3.27)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --
  2001  Lowest contract charges        2,797    8.016455         22,419      0.45%       1.17%      (10.84)%
        Highest contract charges      --          --            --           --        --           --
        Remaining contract
        charges                       --          --            --           --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-56 ____________________________________

                       REPORT OF INDEPENDENT ACCOUNTANTS
                  --------------------------------------------

To the Board of Directors and Shareholder of First Fortis Life Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, of changes in shareholder's equity and of cash flows present fairly, in all material respects, the financial position of First Fortis Life Insurance Company (the Company), an indirect, wholly owned subsidiary of Fortis (SA/NV) and Fortis N.V. at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Minneapolis, Minnesota
February 13, 2003

                      FIRST FORTIS LIFE INSURANCE COMPANY
                                 BALANCE SHEETS

                                                         DECEMBER 31,
 ------------------------------------------------------------------------

                                                          2002       2001
 ------------------------------------------------------------------------
                                                        (in thousands,
                                                            except
                                                          share data)
 ASSETS
   Investments:
   Fixed maturities, at fair value (amortized cost
    2002 -- $166,221; 2001 -- $158,417)               $175,616   $161,583
   Preferred stock, at fair value (cost 2002 --
    $3,054; 2001 -- $2,630)                              3,100      2,640
   Policy loans                                             24          6
   Short-term investments                                3,394      6,601
   Real estate and other investment                        348        474
 ------------------------------------------------------------------------
                                                       182,482    171,304
   Cash and cash equivalents                             2,041      2,873
   Receivables:
   Uncollected premiums, less allowance (2002 and
    2001 -- $100)                                        1,627      3,830
   Reinsurance recoverable on unpaid and paid
    losses                                             109,942    107,443
   Other                                                 1,457      3,274
 ------------------------------------------------------------------------
                                                       113,026    114,547
   Accrued investment income                             2,333      2,488
   Deferred policy acquisition costs                     1,570      3,760
   Property and equipment at cost, less accumulated
    depreciation (2002 -- $1,751;
    2001 -- $1,729)                                          4         60
   Due from affiliates                                   1,511      1,974
   Deferred federal income taxes                         4,170      5,953
   Goodwill, less accumulated amortization (2002
    and 2001 -- $506)                                    1,971      1,949
   Assets held in separate accounts                     43,430     66,341
 ------------------------------------------------------------------------
                                       TOTAL ASSETS   $352,538   $371,249
 ------------------------------------------------------------------------
 POLICY RESERVES AND LIABILITIES AND SHAREHOLDER'S
  EQUITY
   Policy reserves and liabilities:
   Future policy benefit reserves:
   Life insurance                                     $ 55,084   $ 65,123
   Interest sensitive and investment products            6,699      5,010
   Accident and health                                  92,598     81,578
 ------------------------------------------------------------------------
                                                       154,381    151,711
   Unearned revenues                                    24,906     27,048
   Other policy claims and benefits payable             31,424     31,877
   Income taxes payable                                  2,478      6,537
   Other liabilities                                    24,846     28,435
   Liabilities related to separate accounts             43,430     66,341
 ------------------------------------------------------------------------
              TOTAL POLICY RESERVES AND LIABILITIES    281,465    311,949
 ------------------------------------------------------------------------
 SHAREHOLDER'S EQUITY:
   Common stock, $20 par value: authorized, issued
    and outstanding shares -- 100,000                    2,000      2,000
   Additional paid in capital                           43,006     43,006
   Retained earnings                                    20,139     12,047
   Accumulated other comprehensive income                5,928      2,247
 ------------------------------------------------------------------------
                         TOTAL SHAREHOLDER'S EQUITY     71,073     59,300
 ------------------------------------------------------------------------
             TOTAL POLICY RESERVES, LIABILITIES AND
                               SHAREHOLDER'S EQUITY   $352,538   $371,249
 ------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      FIRST FORTIS LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME

                                                        YEARS ENDED DECEMBER 31
 --------------------------------------------------------------------------------

                                                         2002      2001      2000
 --------------------------------------------------------------------------------
                                                            (in thousands)
 REVENUES:
   Insurance operations:
   Life insurance premiums                            $25,388   $21,213   $24,399
   Interest sensitive and investment product policy
    charges                                                --       377     1,197
   Accident and health insurance premiums              48,827    40,676    39,157
 --------------------------------------------------------------------------------
                                                       74,215    62,266    64,753
   Net investment income                               11,171    10,006     9,330
   Net realized losses on investments                  (2,599)   (1,722)   (1,883)
   Other income                                         2,610     2,715     1,032
 --------------------------------------------------------------------------------
                                     TOTAL REVENUES    85,397    73,265    73,232
 --------------------------------------------------------------------------------
 BENEFITS AND EXPENSES:
   Benefits to policyholders:
   Life insurance                                      13,520    13,085    18,031
   Interest sensitive investment products                   7       482       440
   Accident and health claims                          33,573    28,902    28,657
 --------------------------------------------------------------------------------
                                                       47,100    42,469    47,128
   Amortization of deferred policy acquisition
    costs                                               2,319       534       360
   Insurance commissions                                7,891     6,391     5,773
   General and administrative expenses                 15,798    11,806    13,208
 --------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    73,108    61,200    66,469
 --------------------------------------------------------------------------------
   Income before federal income taxes                  12,289    12,065     6,763
   Federal income taxes                                 4,197     4,241     2,416
 --------------------------------------------------------------------------------
                                         NET INCOME   $ 8,092   $ 7,824   $ 4,347
 --------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      FIRST FORTIS LIFE INSURANCE COMPANY
                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                                                Retained      Accumulated
                                                                 Additional     Earnings         Other
                                                        Common    Paid In     (Accumulated   Comprehensive
                                               Total    Stock     Capital       Deficit)     (Loss) Income
----------------------------------------------------------------------------------------------------------
                                                                     (in thousands)
Balance, December 31, 1999                    $35,936   $2,000    $37,440       $  (124)        $(3,380)
Comprehensive income:
  Net income                                    4,347      --          --         4,347              --
  Change in unrealized gains on investments,
   net                                          3,095      --          --            --           3,095
                                              -------
Comprehensive income                            7,442
----------------------------------------------------------------------------------------------------------
                  BALANCE, DECEMBER 31, 2000   43,378   2,000      37,440         4,223            (285)
----------------------------------------------------------------------------------------------------------
  BALAC equity as of 11/30/01                   5,566      --       5,566            --              --
Comprehensive income:
  Net income                                    7,824      --          --         7,824              --
  Change in unrealized gains on investments,
   net                                          2,532      --          --            --           2,532
                                              -------
Comprehensive income                           10,356
----------------------------------------------------------------------------------------------------------
                  BALANCE, DECEMBER 31, 2001   59,300   2,000      43,006        12,047           2,247
----------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                      8,092      --          --         8,092              --
  Change in unrealized gains on investments,
   net                                          3,681      --          --            --           3,681
                                              -------
Comprehensive income                           11,773
----------------------------------------------------------------------------------------------------------
                  BALANCE, DECEMBER 31, 2002  $71,073   $2,000    $43,006       $20,139         $ 5,928
----------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      FIRST FORTIS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                   YEARS ENDED DECEMBER 31
                                                              ---------------------------------
                                                                2002        2001        2000
-----------------------------------------------------------------------------------------------
                                                                       (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $   8,092   $   7,824   $   4,347
  Adjustments to reconcile net income to net cash provided
   by operating activities:
  Depreciation, amortization and accretion                          (80)        998         156
  Net realized losses on investments                              2,599       1,722       1,883
  Amortization of gain on reinsured business                     (2,242)     (1,984)       (406)
  Policy acquisition costs deferred                                (129)       (190)       (950)
  Amortization of deferred policy acquisition costs               2,319         534         360
  Decrease (increase) in uncollected premiums, accrued
   investment income and other                                    4,733          40        (212)
  Increase in reinsurance recoverable                            (2,499)    (15,412)     (5,127)
  Loss on disposal of property and equipment                         --        (177)         --
  Provision for deferred taxes                                     (351)     (5,462)     (1,415)
  Increase in future policy benefit reserves, unearned
   revenues and other policy claims and benefits                     75       2,382       7,679
  (Decrease) increase in other liabilities                       (1,348)      4,176      (3,128)
  (Decrease) increase in income taxes payable                    (3,907)      5,000        (178)
-----------------------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES      7,262        (549)      3,009
-----------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of fixed maturity investments                      (113,196)    (51,827)   (172,388)
  Sales and repayments of fixed maturity investments            102,008      74,042     166,630
  Purchases of other investments                               (115,347)   (108,374)    (28,120)
  Sales of other investments                                    118,536     112,400      24,470
  Cash used for BALAC                                                --     (32,875)         --
  Cash pursuant to reinsurance agreement                            (95)      6,766       2,397
-----------------------------------------------------------------------------------------------
         NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES     (8,094)        132      (7,011)
-----------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Activities related to investment products:
  Considerations received                                            --       1,864       5,640
  Surrenders and death benefits                                      --        (317)     (4,855)
  Interest credited to policyholders                                 --          84         314
-----------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY FINANCING ACTIVITIES         --       1,631       1,099
-----------------------------------------------------------------------------------------------
(Decrease) increase in cash and cash equivalents                   (832)      1,214      (2,903)
Cash and cash equivalents at beginning of year                    2,873       1,659       4,562
-----------------------------------------------------------------------------------------------
                    CASH AND CASH EQUIVALENTS AT END OF YEAR  $   2,041   $   2,873   $   1,659
-----------------------------------------------------------------------------------------------
Supplemental schedule of non-cash investing activities:
  Assets and liabilities transferred in reinsurance
   transactions (Note 7):
  Non-cash assets (ceded) received:
  Other assets                                                $     (63)  $    (182)  $      (7)
  Deferred acquisition costs                                         --      (3,957)       (816)
  Separate accounts                                                  --         143          --
-----------------------------------------------------------------------------------------------
                      TOTAL VALUE OF ASSETS (CEDED) RECEIVED  $     (63)  $  (3,996)  $    (823)
-----------------------------------------------------------------------------------------------
  Non-cash liabilities ceded (assumed):
  Future policy benefit reserves                              $      --   $   6,957   $     404
  Unearned premium reserves                                          --          --         505
  Other liabilities                                                 (32)         25           9
-----------------------------------------------------------------------------------------------
                           TOTAL LIABILITIES CEDED (ASSUMED)  $     (32)  $   6,982   $     918
-----------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. NATURE OF OPERATIONS

NATURE OF OPERATIONS

First Fortis Life Insurance Company (the Company) is a wholly-owned subsidiary of Fortis, Inc. (Fortis), which itself is a wholly-owned subsidiary of Fortis (SA/NV) and Fortis N.V. The Company was organized to enable the Fortis group of companies to distribute their products to the New York State marketplace. The Company's revenues are derived primarily from group employee benefits and credit products.

Effective March 1, 2000, the Company ceded long-term care insurance business to John Hancock Life Insurance Company on a 100% co-insurance basis. (See Note 7 "Reinsurance" for more information on this reinsurance transaction.)

Effective April 1, 2001, the Company ceded, among other blocks of business, certain individual life insurance policies and annuity contracts to Hartford Life Insurance Company on a 100% co-insurance basis. (See Note 7 "Reinsurance" for more information on this reinsurance transaction.)

Effective as of November 30, 2001, the Company completed a statutory merger in which Bankers American Life Assurance Company, a New York insurance company (BALAC), merged into FFLIC (the Merger). The Merger was completed as part of an internal reorganization being effected by Fortis, Inc. with respect to certain of its life and health insurance companies.

On December 31, 2001, the Company purchased (the Purchase) the Dental Benefits Division of Protective Life Corporation (Protective). The Purchase includes group dental, group life and group disability insurance products (Insurance Products). The Company reinsured these Insurance Products on a 100% co-insurance basis and performs administration of such Insurance Products. The Company paid $2,350 for the business and recorded goodwill of $1,647 in the transaction.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

In July 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 146 (SFAS 146), Accounting for Costs Associated with or Disposal Activities, which is effective for exit or disposal activities that are initiated after December 31, 2002. The Company currently is not engaging in any exit or disposal activities, and does not believe the impact of this new pronouncement will be material.

In June 2001, the Financial Accounting Standards Board issued statement of Financial Accounting Standards (SFAS) 141, Business Combinations, and SFAS 142, Goodwill and Other Intangible Assets. SFAS 141 addresses financial accounting and reporting for business combinations and requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method. The Company applied the provisions of SFAS 141 for all business combinations subsequent to June 30, 2001. The Company had no identifiable intangible assets for 2002.

SFAS 142 eliminates the amortization of goodwill and certain intangible assets that are deemed to have indefinite lives and requires such assets to be tested for impairment and to be written down to fair value, if necessary. In accordance with SFAS 142, the Company no longer amortizes goodwill but rather tests this intangible for impairment at least on an annual basis. During 2002, the goodwill as of December 31, 2001 was assessed for impairment. As a result of testing, no write-down was made.

The Company's goodwill arises predominantly from the purchase of the Dental Benefits Division of Protective Life Corporation. See Reinsurance note number seven.

Derivatives Implementation Group (DIG) Issue B36, Bifurcation of Embedded Credit Derivatives, will require companies to review their modified coinsurance agreements for embedded credit derivatives. The Company is reviewing this issue at the current time and does not believe it to have a material effect on its financial statements going forward.

INVESTMENTS

The Company's investment strategy is developed based on many factors including insurance liability matching, rate of return, maturity, credit risk, tax considerations and regulatory requirements.

All fixed maturity investments and all marketable equity securities are classified as available-for-sale and carried at fair value. Changes in fair values of available-for-sale securities, after related deferred income taxes and after adjustment for the changes in pattern of amortization of deferred policy acquisition costs are reported directly in shareholder's equity as accumulated other comprehensive income and, accordingly, have no effect on net income. The unrealized appreciation or depreciation is net of deferred policy acquisition cost amortization and taxes that would have been required as a charge or credit to income had such unrealized amounts been realized.

Policy loans are reported at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies. Short-term investments are carried at cost which approximates fair value.

Realized gains and losses on sales of investments, and declines in value judged to be other-than-temporary, are recognized on the specific identification basis. Investment income is recorded as earned.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, which vary with and are directly related to the production of new business, are deferred to the extent recoverable and amortized. For credit life, disability and accident and health insurance products, such costs are amortized over the premium paying period.

For interest sensitive and investment products, such costs are amortized in relation to expected future gross profits. Estimation of future gross profits requires significant management judgment and is reviewed periodically. As excess amounts of deferred costs over future premiums or gross profits are identified, such excess amounts are expensed.

PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost less accumulated depreciation. The Company provides for depreciation principally on the straight-line method over the estimated useful lives of the related property. Depreciation expense was $56, $51 and $46 at December 31, 2002, 2001 and 2000, respectively.

GOODWILL

On December 31, 2001, the Company entered into an agreement with Protective Life Corporation which provided for the assumption of its Dental Benefits Division. The blocks of business purchased included group dental, group life and group disability insurance products. At that time, the Company recorded $1,625 of goodwill on this transaction. In 2002, the company completed its final allocation of purchase price and recorded $22 in additional goodwill. As of 2002, the Company has $1,647 of goodwill for this business.

Goodwill in the amount of $600 for 2001 represents the excess of the purchase price paid over net assets acquired in connection with the purchase of the New York shell of Metropolitan Life. The block of business purchased included ordinary life, other accident and health, and annuities.

GUARANTY FUND ASSESSMENTS

There are a number of insurance companies that are currently under regulatory supervision. This may result in future assessments to the Company by state guaranty fund associations to cover losses to policyholders of insolvent or rehabilitated companies. These assessments can be partially recovered through a reduction in future premium taxes in some states. The Company believes it has adequately provided for the impact of future assessments relating to current insolvencies.

SEPARATE ACCOUNTS

Revenues and expenses related to the separate account assets and liabilities are excluded from the amounts reported in the accompanying statements of operations. Assets and liabilities associated with separate accounts relate to deposit and annuity considerations for which the contract owner, rather than the Company, bears the investment risk. Separate account assets are reported at fair value and represent funds held for the exclusive benefit of the variable annuity contract owners. The Company received mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

REVENUE RECOGNITION AND FUTURE POLICY BENEFIT RESERVES

Premiums for traditional life insurance are recognized as revenue when due over the premium-paying period. Reserves for future policy benefits are computed using the net level method and include investment yield, mortality, withdrawal, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible unfavorable deviations.

Revenues for investment products consist of charges assessed against policy account balances during the period for the cost of insurance, policy administration, and surrender charges. Future policy benefit reserves are computed under the retrospective deposit method and consist of policy account balances before applicable surrender charges. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances. Interest credit rates for investment products ranged from 3% to 10% in 2002, 3.00% to 10.75% in 2001 and 4.00% to 12.00% in 2000.

Premiums for accident and health insurance products, including medical, long and short-term disability and dental insurance products, are recognized as revenues ratably over the contract period in proportion to the risk insured.

Reserves for future disability benefits are based on the 1987 Commissioners Group Disability Table. The valuation interest rate is the Single Premium Immediate Annuity Valuation rate less 100 basis points. Claims in the first five years are modified based on the Company's actual experience.

Premiums for credit insurance included in life insurance premiums and accident and health insurance premiums are recognized as revenues when due over the estimated coverage period.

CLAIMS AND BENEFITS PAYABLE

Other policy claims and benefits payable for reported and incurred but not reported claims and related claims adjustment expenses are determined using case-basis estimates and past experience. The methods of making such estimates and establishing the related liabilities are continually reviewed and updated. Any adjustments resulting therefrom are reflected in income currently.

INCOME TAXES

As of January 1, 2001, the Company reports its taxable income in a separately filed federal income tax return.

From May 1, 1997 through December 31, 2000, the Company reported its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of Fortis. Income tax expense or credits were allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a Tax Allocation Agreement.

Deferred income taxes reflect the net tax effects of temporary differences between the basis of assets and liabilities for financial statement purposes and for income tax purposes.

COMPREHENSIVE INCOME
Comprehensive income is comprised of net income and other comprehensive income which includes unrealized gains and losses adjusted for the impact of gains and losses realized during the current year on securities classified as available for sale, net of the effect on deferred policy acquisition costs, and taxes.

  CASH AND CASH EQUIVALENTS

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value

  RECLASSIFICATIONS

Certain amounts in the 2001 and 2000 financial statements have been reclassified to conform to the 2002 presentation.

3. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

The following is a summary of the available-for-sale securities:

                                                                            At December 31, 2002
                                                        ------------------------------------------------------------
                                                                          Gross            Gross
                                                        Amortized       Unrealized       Unrealized
                                                          Cost            Gains            Losses         Fair Value
                                                        ------------------------------------------------------------
Governments                                             $ 11,750         $   686           $   --          $ 12,436
Public utilities                                          13,361             768              145            13,984
Industrial and miscellaneous                             141,110           8,696              610           149,196
                                                        ------------------------------------------------------------
Total Fixed Maturities                                   166,221          10,150              755           175,616
Equity Securities                                          3,054              64               18             3,100
                                                        ------------------------------------------------------------
                                            TOTAL       $169,275         $10,214           $  773          $178,716
                                                        ------------------------------------------------------------

                                                                            At December 31, 2001
                                                        ------------------------------------------------------------
                                                                          Gross            Gross
                                                        Amortized       Unrealized       Unrealized
                                                          Cost            Gains            Losses         Fair Value
                                                        ------------------------------------------------------------
Governments                                             $ 16,600         $   397           $  201          $ 16,796
Public utilities                                          11,710             336              302            11,744
Industrial and miscellaneous                             130,107           4,111            1,175           133,043
                                                        ------------------------------------------------------------
Total Fixed Maturities                                   158,417           4,844            1,678           161,583
Equity Securities                                          2,630              38               28             2,640
                                                        ------------------------------------------------------------
                                            TOTAL       $161,047         $ 4,882           $1,706          $164,223
                                                        ------------------------------------------------------------

The amortized cost and fair value of fixed maturity securities at December 31, 2002, by contractual maturity, are shown below:

                                                     Amortized
                                                       Cost            Fair Value
                                                     ----------------------------
Due in one year or less                              $  5,162           $  5,339
Due after one year through five years                  30,585             32,180
Due after five years through ten years                 50,482             53,280
Due after ten years                                    79,992             84,817
                                                     ----------------------------
                                              TOTAL  $166,221           $175,616
                                                     ----------------------------

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

INVESTMENTS ON DEPOSIT

The Company had fixed maturities carried at $979 and $963 at December 31, 2002 and 2001, respectively, on deposit with various governmental authorities as required by law.

NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

Major categories of net investment income for each year were as follows:

                                                   2002          2001          2000
                                                  ----------------------------------
Net investment income:
  Fixed maturities                                $11,104       $ 8,908       $8,956
  Short-term investments                              348         1,269          494
                                                  ----------------------------------
                                                   11,452        10,177        9,450
Expenses                                             (281)         (171)        (120)
                                                  ----------------------------------
                      NET INVESTMENT INCOME       $11,171       $10,006       $9,330
                                                  ----------------------------------

All net realized gains (losses) on investments resulted from sales of fixed maturities and impairment on fixed maturities and equity securities.

Other than temporary impairments (OTTI) are included in realized gains and losses and consist of $1,077, $917, and $348 for fixed maturities and $1,522, $1,040, and $1,535 for equity securities in 2002, 2001, and 2000 respectively. OTTI write-downs are recorded at the end of each quarter based on the fair value of the security as of the reporting date.

Proceeds from sales of investments were $99,223, $229,713 and $165,630 in 2002, 2001 and 2000, respectively. In fixed maturities there were gross gains of $2,887, $1,513 and $448 and gross losses of $5,486, $2,981 and $2,331 which were realized on the sales in 2002, 2001 and 2000, respectively.

NET UNREALIZED GAINS (LOSSES)

The adjusted net unrealized gains (losses) on investments recorded in accumulated other comprehensive income for the year ended December 31, were as follows:

                                                                                         Tax
                                                                     Before-Tax        Benefit        Net-of-Tax
                                                                       Amount         (Expense)         Amount
                                                                     -------------------------------------------
December 31, 2002:
  Unrealized gains (losses) on investments:
    Unrealized gains (losses) on available-for-sale
     investments                                                      $ 8,263          $(2,893)        $ 5,370
    Reclassification adjustment for gains (losses) realized
     in net income                                                     (2,599)             910          (1,689)
                                                                     -------------------------------------------
                                  OTHER COMPREHENSIVE INCOME          $ 5,664          $(1,983)        $ 3,681
                                                                     -------------------------------------------
December 31, 2001:
  Unrealized gains (losses) on investments:
    Unrealized gains (losses) on available-for-sale
     investments                                                      $ 5,611          $(1,959)        $ 3,652
    Reclassification adjustment for gains (losses) realized
     in net income                                                     (1,722)             602          (1,120)
                                                                     -------------------------------------------
                                  OTHER COMPREHENSIVE INCOME          $ 3,889          $(1,357)        $ 2,532
                                                                     -------------------------------------------
December 31, 2000:
  Unrealized gains (losses) on investments:
    Unrealized gains (losses) on available-for-sale
     investments                                                      $ 6,644          $(2,325)        $ 4,319
    Reclassification adjustment for gains (losses) realized
     in net income                                                     (1,883)             659          (1,224)
                                                                     -------------------------------------------
                                    OTHER COMPREHENSIVE LOSS          $ 4,761          $(1,666)        $ 3,095
                                                                     -------------------------------------------

4. LEASES

The Company leases office space under operating lease arrangements that have various renewal options and are subject to escalation clauses for real estate taxes and operating expenses. Rent expense was $652, $698 and $791 in 2002, 2001 and 2000, respectively. Future minimum payments required under operating lease arrangements that have initial or noncancelable terms in excess of one year or more are: 2003 -- $603, 2004 -- $604, 2005 -- $604, 2006 -- $521, and thereafter
$696.

5. ACCIDENT AND HEALTH RESERVES

Activity for the liability for unpaid accident and health claims is summarized as follows:

                                                                         Years Ended December 31
                                                                   -----------------------------------
                                                                      2002          2001          2000
                                                                   -----------------------------------
Balance as of January 1, net of reinsurance recoverables:          $72,531       $65,615       $63,788
  Add: Incurred losses related to:
    Current year                                                    33,761        35,983        28,676
    Prior years                                                       (188)       (6,950)         (928)
                                                                   -----------------------------------
                                       TOTAL INCURRED LOSSES        33,573        29,033        27,748
                                                                   -----------------------------------
  Deduct: Paid losses related to:
    Current year                                                    18,293        12,034        16,321
    Prior year                                                      18,612        10,083         9,600
                                                                   -----------------------------------
                                           TOTAL PAID LOSSES        36,905        22,117        25,921
                                                                   -----------------------------------
Balance as of December 31, net of reinsurance recoverables         $69,199       $72,531       $65,615
                                                                   -----------------------------------

The table above differs from the amounts reported on the balance sheet in the following respects: (1) the table above is presented net of ceded reinsurance and the accident and health reserves reported on the balance sheet are gross of ceded reinsurance; and (2) the table above includes accident and health benefits payable which are included with other policy claims and benefits payable reported on the balance sheet.

The 2002, 2001 and 2000 claims incurred related to prior years is principally additional payments and increases to the discounted accident and health reserves based on actual experience of claims liabilities through the current year.

The liability for unpaid accident and health claims includes $56,881 and $55,566 of total disability income reserves as of December 31, 2002 and 2001, respectively, which were discounted for anticipated interest earnings assuming a 6% interest rate.

6. FEDERAL INCOME TAXES

The significant components of the Company's deferred tax liabilities and assets as of December 31, 2002 and 2001 are as follows:

                                                               December 31
                                                          ---------------------
                                                            2002           2001
                                                          ---------------------
Deferred tax assets:
  Reserves                                                $   89         $   --
  Investments                                              1,151             --
  Accrued expenses                                           466          1,441
  Deferred gains on reinsurance                            3,487          4,373
  Unearned ceding fees                                       849          1,020
  Deferred policy acquisition costs                        1,238             --
  Other                                                       81          3,144
                                                          ---------------------
                               TOTAL DEFERRED TAX ASSETS   7,361          9,978
                                                          ---------------------
Deferred tax liabilities:
  Unrealized gains                                         3,191             --
  Deferred policy acquisition costs                           --            205
  Reserves                                                    --          1,168
  Investments                                                 --          1,045
  Other                                                       --          1,607
                                                          ---------------------
                    TOTAL GROSS DEFERRED TAX LIABILITIES   3,191          4,025
                                                          ---------------------
Net deferred tax asset                                    $4,170         $5,953
                                                          ---------------------

The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets, and therefore, no such valuation allowance has been established.

The Company's tax expense (benefit) for the year ended December 31 is shown as follows:

                                                2002            2001            2000
                                              --------------------------------------
Current                                       $4,548         $ 8,917         $ 3,831
Deferred                                        (351)         (4,676)         (1,415)
                                              --------------------------------------
                                              $4,197         $ 4,241         $ 2,416
                                              --------------------------------------

Federal income tax payments and refunds resulted in net payments of $8,455, $4,703 and $4,011 in 2002, 2001 and 2000, respectively.

The Company's effective income tax rate varied from the statutory federal income tax rate as follows:

                                                     2002         2001         2000
                                                     ------------------------------
Statutory income tax rate                            35.0%        35.0%        35.0%
Other, including provision for prior year
 adjustments                                         (0.8)        0.2           0.7
                                                     ------------------------------
                                                     34.2%        35.2%        35.7%
                                                     ------------------------------

At December 31, 2002, the Company has a capital loss carryforward of $3,119. All net operating loss and alternative minimum tax credit carryforwards have been fully utilized.

7. REINSURANCE

The Company has a reinsurance agreement with the Fortis Benefits Insurance Company (Fortis Benefits), an affiliate. The agreement decreased the Company's long-term disability reinsurance retention from a $10 net monthly benefit to a $2 net monthly benefit for claims. The Company has ceded $6,705, $6,622 and $6,884 of premium and $21,905, $17,480 and $14,366 of reserves in 2002, 2001 and
2000, respectively, to Fortis Benefits.

Future policy benefits and other policy claims and benefits payable are reported gross of reinsurance. The reinsured portion of future policy benefits and other policy claims and benefits payable are $109,942 and $107,443 in 2002 and 2001, respectively.

The maximum amounts that the Company retains on any one life are $500 for group life; $250 for group accidental death; $2 net monthly benefit for long-term disability; from 10% to 100% of possible benefits payable under credit life and credit disability insurance; and none of a closed block of individual life business. Amounts in excess of these limits are reinsured with various insurance companies on a yearly renewable term, coinsurance or other basis.

In the fourth quarter of 2001, the Company entered into a reinsurance agreement with Protective Life Corporation (Protective). The agreement, which became effective December 31, 2001, provided for the assumption of Protective's Dental Benefits Division on a 100% co-insurance basis. The Company assumed approximately $239 of reserves, paid cash of approximately $2,350, and recorded $1,647 of goodwill as of December 31, 2002.

Ceded reinsurance premiums for the year ended December 31 were as follows:

                                                                      2002            2001            2000
                                                                   ---------------------------------------
Life insurance                                                     $12,996         $40,746         $ 5,399
Accident and health insurance                                       35,253          41,747          15,713
                                                                   ---------------------------------------
                                                                   $48,249         $82,493         $21,112
                                                                   ---------------------------------------

Recoveries under reinsurance contracts for the year ended December 31 were as follows:

                                                                        2002            2001           2000
                                                                     --------------------------------------
Life insurance                                                       $13,682         $14,344         $1,791
Accident and health insurance                                         16,716          15,062          5,280
                                                                     --------------------------------------
                                                                     $30,398         $29,406         $7,071
                                                                     --------------------------------------

Reinsurance ceded would become a liability of the Company in the event the reinsurers are unable to meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers.

In the first quarter of 2000, the Company entered into a reinsurance agreement with John Hancock Life Insurance Company (John Hancock) for the sale of the Long-Term Care (LTC) line of business. The sale of the LTC line of business was effective March 1, 2000. The Company recorded a gain on this transaction of $2,492. The gain has been deferred and is being amortized as the level of direct inforce LTC policies decreases over future years, not to exceed 30 years. The amount of gain amortized was $257, $338, and $406 in 2002, 2001, and 2000, respectively. The Company ceded $10,604, $8,013, and $3,330 of premiums in 2002, 2001, and 2000, respectively. The Company ceded $11,295 and $5,136 of reserves to John Hancock in 2002 and 2001, respectively.

In the second quarter of 2001, the Company entered into a reinsurance agreement with Hartford Life Insurance Company (Hartford) for the sale of its Fortis Financial Group division (the Division). The Division includes, among other blocks of business, certain individual life insurance policies and annuity contracts (collectively, the Insurance Contracts) written by the Company. Certain of the Insurance Contracts permit investment in, among other investment options, various series of the Fortis Series Fund.

To effect the Sale as it relates to the Company, The Hartford reinsured the Insurance Contracts on a 100% co-insurance basis (or 100% modified co-insurance basis for some of the block) and agreed to administer the Insurance Contracts going forward. The Company received, in connection with the Sale, aggregate cash consideration of approximately $15,000 from The Hartford. The reinsurance transaction resulted in a gain of $10,457 which was deferred and is being amortized into income at the rate that earnings from the business sold would have been expected to emerge. The amount of gain amortized was $1,985 and $ 1,646 in 2002 and 2001, respectively.

8. DIVIDEND RESTRICTIONS

Per section 4207 of New York Insurance Laws, dividends may be paid by domestic stock life insurance companies in the following manner: 100% of the net gain from operations excluding realized capital gains or 10% of policyholder's surplus, whichever is less.

9. REGULATORY ACCOUNTING REQUIREMENTS

The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners
(NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from company to company within a state, and may change in the future. The Company does not employ any significant permitted practices.

In 1998, the NAIC adopted codified statutory accounting practices (Codification) effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification requires adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states.

The cumulative effect of changes from the Codification guidance was recorded as a direct adjustment to statutory surplus. The State of New York adopted SSAP No. 10, Income Taxes, for domiciled companies during the current year. As a result, the Company reported a change of accounting principle as an adjustment that increased statutory surplus $640.

Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital (RBC) requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Reconciliations of net income and shareholder's equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

                                                                     Net Income               Shareholder's Equity
                                                           --------------------------------------------------------
                                                              2002        2001        2000       2002         2001
                                                           --------------------------------------------------------
Based on statutory accounting practices                    $ 8,770    $ 12,478    $ 10,163    $64,032     $ 55,786
Deferred policy acquisition costs                           (2,190)       (344)        590      1,570        3,760
Deferred and uncollected premiums                              156     (14,724)    (26,606)        11          100
Policy reserves                                                361       4,360      12,123      3,906        2,563
Investment valuation difference                                 --          --          --      9,163        3,185
Commissions                                                 (1,848)        308       6,112        (33)        (125)
Deferred taxes                                                  --          --          --     (1,735)          --
Deferred gain on LTC sale                                      257         338         406     (1,491)      (1,748)
Deferred gain on FFG sale                                    1,985       1,646          --     (8,472)     (10,457)
Unearned ceding fee                                             --          --          --     (2,427)      (2,914)
Amounts payable reinsurance ceded                               --          --          --        726          943
Funds held under reinsurance treaty unauthorized
 reinsurer                                                      --          --          --       (155)          89
Realized (losses) gains on investments                        (443)     (2,963)     (4,591)        --           --
Amortization of goodwill                                        --         (46)        (46)     1,971        1,949
Income taxes                                                   351       5,606       3,598      3,838        4,375
Pension                                                        153         249         (82)       (85)        (238)
Amortization of IMR                                            (45)       (142)       (306)        --           --
Reinsurance in unauthorized companies                           --          --          --         56           43
Interest maintenance reserve                                    --          --          --       (511)         637
Asset valuation reserve                                         --          --          --        583          540
Property and equipment                                          --          --          --         --           23
Agents balances                                                 --          --          --         93          694
Other                                                          585       1,058       2,986         33           95
                                                           --------------------------------------------------------
      BASED ON GENERALLY ACCEPTED ACCOUNTING PRINCIPLES    $ 8,092    $  7,824    $  4,347    $71,073     $ 59,300
                                                           --------------------------------------------------------

10. TRANSACTIONS WITH AFFILIATED COMPANIES

The Company received various services from Fortis, Inc. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information systems, actuarial and other administrative functions. The fees paid for these services for years ended December 31, 2002, 2001 and 2000 were $3,474, $1,761 and $2,736, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on a separate company basis.

11. FAIR VALUE DISCLOSURES

VALUATION METHODS AND ASSUMPTIONS

The fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

For short-term investments, the carrying amount is a reasonable estimate of fair value. The carrying amount of policy loans reported in the balance sheet approximates fair value. The fair values for the Company's policy reserves under the investment products are determined using cash surrender value.

The fair value of group annuities is primarily based upon termination value, which is calculated by applying contractual market value adjustments to the account balances. For those contracts not subject to market value adjustments at termination, book value represents fair value. The fair value of individual annuities is based primarily on surrender values. For those individual annuities that are not surrenderable, discounted future cash flows are used for calculating fair value.

Separate account assets and liabilities are reported at their estimated fair value in the balance sheet.

The fair values under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

                                                          December 31, 2002               December 31, 2001
                                                       -------------------------------------------------------
                                                       Carrying         Fair           Carrying         Fair
                                                        Amount         Value            Amount         Value
                                                       -------------------------------------------------------
ASSETS:
  Investments:
    Securities available-for-sale:
      Fixed maturities                                 $175,616       $175,616         $161,583       $161,583
  Short-term investments                                  3,394          3,394            6,601          6,601
  Preferred Stock                                         3,100          3,100            2,640          2,640
  Cash                                                    2,041          2,041            5,598          5,598
  Policy loans                                               24             24                6              6
  Assets held in separate accounts                       43,430         43,430           66,341         66,341
LIABILITIES:
  Individual and group annuities
   (subject to discretionary withdrawal)                  6,662          6,440            4,706          4,260
  Liabilities related to separate accounts               43,430         43,430           66,341         66,341

12. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Company is a wholly-owned subsidiary of Fortis, Inc. which sponsors a defined benefit pension plan covering employees and certain agents who meet eligibility requirements as to age and length of service. The benefits are based on years of service and career compensation. As a matter of policy, pension costs are funded as they accrue and vested benefits are fully funded. Fortis' funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes, and to charge each subsidiary an allocable amount based on its employee census. Pension cost allocated to the Company amounted to $153, $249 and $82 for 2002, 2001 and 2000, respectively.

The Company has a contributory profit sharing plan, sponsored by Fortis, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was approximately $70, $107 and $168 for 2002, 2001 and 2000, respectively.

In addition to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by Fortis. Health care benefits, either through a Fortis-sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993. During 2002, 2001 and 2000 the Company incurred no expenses related to retirement benefits.

13. COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in a number of legal actions arising primarily from claims made under insurance policies. These actions have been considered in establishing policy benefit and loss reserves. Management and its legal counsel are of the opinion that the settlement of these actions will not have a material adverse effect on the Company's financial position or results of operations.

14. DEFERRED POLICY ACQUISITION COSTS

The change in deferred policy acquisition costs by product were as follows:

                                                                Interest Sensitive
                                            Traditional           and Investment            Accident
                                               Life                  Products              and Health          Total
                                            -------------------------------------------------------------------------
Balance, December 31, 1999                    $   85                 $ 3,510                $   758           $ 4,353
Acquisition costs deferred                         1                     753                    196               950
Acquisition costs amortized                       (9)                   (331)                   (20)             (360)
LTC sale                                          --                      --                   (816)             (816)
                                            -------------------------------------------------------------------------
Balance, December 31, 2000                        77                   3,932                    118             4,127
BALAC merger                                   1,286                      --                  2,647             3,933
Acquisition costs deferred                        25                     161                      4               190
Acquisition costs amortized                     (262)                   (137)                  (135)             (534)
FFG sale                                          --                  (3,956)                    --            (3,956)
                                            -------------------------------------------------------------------------
Balance, December 31, 2001                     1,126                      --                  2,634             3,760
Acquisition costs deferred                       107                      --                     22               129
Acquisition costs amortized                     (367)                     --                 (1,952)           (2,319)
                                            -------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 2002    $  866                 $    --                $   704           $ 1,570
                                            -------------------------------------------------------------------------

Included in total policy acquisition costs amortized in 2001 is $3,956 of acquisition costs resulting from the reinsurance cession agreement on certain individual life insurance policies and annuity contracts with Hartford Life Insurance Company, which became effective April 1, 2001. See Note 7 "Reinsurance" for more information on the reinsurance transaction.

Included in total policy acquisition costs amortized in 2000 is $816 of acquisition costs resulting from the long-term care reinsurance cession agreement with John Hancock Life Insurance Company, which became effective March 1, 2000. See Note 7 "Reinsurance" for more information on the reinsurance transaction.